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                         THE BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                 March 1, 2006
                      (as supplemented November 13, 2006)

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of The Bond Fund of America
(the "fund" or "BFA") dated March 1, 2006. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                         The Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

                               TABLE OF CONTENTS

Item                                                                  Page no.
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Financial statements

                       The Bond Fund of America -- Page 1
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 60% of its assets in debt securities rated A or better by Moody's Investors Service (Moody's) or Standard & Poor's
     Corporation (S&P) or in unrated securities that are determined to be of equivalent quality at time of purchase, including U.S. government securities, money market instruments or cash.

..    The fund may invest up to 40% of its assets in debt securities rated below
     A by Moody's and S&P or in unrated securities that are determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities determined to be of equivalent quality. However, the fund's current practice is not to invest more than 15% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

..    The fund may invest up to 10% of its assets in preferred stocks.

..    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

..    While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

..    The fund may invest up to 5% of its assets in IOs and POs (as defined in the following section).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       The Bond Fund of America -- Page 2
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          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

                       The Bond Fund of America -- Page 3
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INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall.
While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

                       The Bond Fund of America -- Page 4
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OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of

                       The Bond Fund of America -- Page 5
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     investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all

                       The Bond Fund of America -- Page 6
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potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in debt securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including

                       The Bond Fund of America -- Page 7
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accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The fund may invest, subject to an overall 10% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party.
They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When the fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

INVERSE FLOATING RATE NOTES -- The fund may invest to a very limited extent (no more than 1% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest

                       The Bond Fund of America -- Page 8
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rates will often result in a greater change in the instruments' interest rates.
As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the
Securities Act of 1933 (the "1933 Act"), or in a registered public offering.
Restricted securities held by the fund are often eligible for resale under Rule
144A, an exemption under the 1933 Act allowing for resales to "Qualified
Institutional Buyers". Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss or be costly to the fund.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made. The fund does not currently intend to engage in this investment practice over the next 12 months.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

                       The Bond Fund of America -- Page 9
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A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended December 31, 2005 and 2004 were 50% and 45%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

     Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.   Invest in companies for the purpose of exercising control or management;

3.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in debt securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

4.   Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that this shall not prohibit the fund from purchasing or selling currencies including forward currency contracts;

5.   Invest more than 15% of the value of its net assets in securities that are illiquid;

6.   Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities
Act of 1933;

7.   Make loans in an aggregate amount in excess of 10% of the value of the fund's total assets, taken at the time any loan is made, provided, (i) that the purchase of debt securities pursuant to the fund's investment objectives and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction, and (ii) that

                      The Bond Fund of America -- Page 10
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loans of portfolio securities as described under "Loans of Portfolio
Securities," shall be made only in accordance with the terms and conditions therein set forth;

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities at margin;

10.  Borrow money except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets.

Notwithstanding Investment Restriction #8, the fund has no current intention (at least during the next 12 months) to sell securities short to the extent the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

NONFUNDAMENTAL POLICIES -- The fund has adopted the following nonfundamental investment policies, which may be changed by action of the Board of Directors without shareholder approval:

1.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

                      The Bond Fund of America -- Page 11
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                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"NON-INTERESTED" DIRECTORS/1/

                                                                 NUMBER OF
 NAME, AGE AND                                                 PORTFOLIOS/3/
 POSITION WITH FUND              PRINCIPAL OCCUPATION(S)         OVERSEEN       OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/)          DURING PAST FIVE YEARS        BY DIRECTOR        HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

 Richard G. Capen, Jr., 71    Corporate director and author;        14         Carnival Corporation
 Director (1999)              former U.S. Ambassador to
                              Spain; former Vice Chairman,
                              Knight-Ridder, Inc.
                              (communications company);
                              former Chairman and Publisher,
                              The Miami Herald
                              ----------------
--------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 72    Private investor; former              19         Ducommun Incorporated;
 Director (1974)              President and CEO, The Mission                   IHOP Corporation;
                              Group (non-utility holding                       Southwest Water Company
                              company, subsidiary of
                              Southern California Edison
                              Company)
--------------------------------------------------------------------------------------------------------
 Diane C. Creel, 57           Chairman of the Board,                12         Allegheny Technologies;
 Director (1994)              President and CEO, Ecovation,                    BF Goodrich;
                              Inc. (organic waste                              Foster Wheeler Ltd.
                              management); former President
                              and CEO, The Earth Technology
                              Corporation (international
                              consulting engineering)

--------------------------------------------------------------------------------------------------------
 Martin Fenton, 70            Chairman of the Board, Senior         16         None
 Chairman of the Board        Resource Group LLC
 (Independent and             (development and management of
 Non-Executive) (1989)        senior living communities)
--------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 59        President and CEO, Fuller             14         None
 Director (1994)              Consulting (financial
                              management consulting firm)
--------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 59          President, Dumbarton Group LLC        15         None
 Director (2005)              (consulting); former Executive
                              Vice President - Policy and
                              Oversight, NASD
--------------------------------------------------------------------------------------------------------
 Richard G. Newman, 71        Chairman of the Board, AECOM          13         Sempra Energy;
 Director (1991)              Technology Corporation                           Southwest Water Company
                              (engineering, consulting and
                              professional technical
                              services)
--------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 62         Principal, The Sanchez Family         12         None
 Director (1999)              Corporation dba McDonald's
                              Restaurants (McDonald's
                              licensee)
--------------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 12

"INTERESTED" DIRECTORS/5,6/

                                  PRINCIPAL OCCUPATION(S)
                                   DURING PAST FIVE YEARS
                                       AND POSITIONS               NUMBER OF
 NAME, AGE AND                 HELD WITH AFFILIATED ENTITIES     PORTFOLIOS/3/
 POSITION WITH FUND             OR THE PRINCIPAL UNDERWRITER       OVERSEEN      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/)                OF THE FUND               BY DIRECTOR       HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr., 57       Vice Chairman of the Board,             16         None
 Vice Chairman and            Capital Research and
 Director (1985)              Management Company; Director,
                              The Capital Group Companies,
                              Inc.*
--------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 76       Senior Vice President and               12         None
 President and Director       Director, Capital Research and
 (1974)                       Management Company
--------------------------------------------------------------------------------------------------------
 Don R. Conlan, 70            President (retired), The Capital         5         None
 Director (1996)              Group Companies, Inc.*
--------------------------------------------------------------------------------------------------------

OTHER OFFICERS

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUND
 ELECTED/2/)
-------------------------------------------------------------------------------

 David C. Barclay, 49    Senior Vice President, Capital Research and
 Senior Vice             Management Company; Director, The Capital Group
 President (1997)        Companies, Inc.*
-------------------------------------------------------------------------------
 Mark R. Macdonald,      Senior Vice President and Director, Capital Research
 46                      and Management Company
 Senior Vice
 President (2001)
-------------------------------------------------------------------------------
 John H. Smet, 49        Senior Vice President, Capital Research and
 Senior Vice             Management Company; Director, American Funds
 President (1994)        Distributors, Inc.*
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Counsel - Fund Business Management
 Nishiyama, 35           Group, Capital Research and Management Company; Vice
 Vice President          President and Counsel, Capital Bank and Trust
 (2003)                  Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management
 41                      Group, Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Susi M. Silverman,      Vice President - Fund Business Management Group,
 35                      Capital Research and Management Company
 Treasurer (2001)
-------------------------------------------------------------------------------
 Sharon G. Moseley,      Vice President - Fund Business Management Group,
 38                      Capital Research and Management Company
 Assistant Treasurer
 (2003)
-------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 13

* Company affiliated with Capital Research and Management Company.
1 A "non-interested" director refers to a director who is not an "interested person" within the meaning of the 1940 Act.
2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Fund managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
4 This includes all directorships (other than those of the American Funds) that are held by each director as a director of a public company or a registered investment company.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                      The Bond Fund of America -- Page 14

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------

 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.              None                   Over $100,000
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Diane C. Creel              $10,001 - $50,000           $10,001 - $50,000
-------------------------------------------------------------------------------
 Martin Fenton               $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           $10,001 - $50,000          $50,001 - $100,000
-------------------------------------------------------------------------------
 R. Clark Hooper                    None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 Frank M. Sanchez               $1 - $10,000             $10,001 - $50,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Don R. Conlan                      None                   Over $100,000
-------------------------------------------------------------------------------
 Abner D. Goldstine            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.            Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The fund typically pays each non-interested director an annual fee of $11,000. If the aggregate annual fees paid to a non-interested director by all funds advised by the investment adviser is less than $50,000, that non-interested director would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the non-interested director serves as a director on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a director to oversee even one fund. A non-interested director who is chairman of the board (an
"independent chair") also receives an additional annual fee of $25,000, paid in equal portions by the fund and the funds whose boards and committees typically meet jointly with those of the fund. The fund pays to its independent chair attendance fees (as described below) for each meeting of a committee of the board of directors attended as a non-voting ex-officio member.

In addition, the fund generally pays to non-interested directors a pro-rata portion of fees of: (a) $3,600 for each board of directors meeting attended; (b)
$1,500 for each meeting attended as a member of the nominating and governance committee; (c) $3,000 for each meeting attended

                      The Bond Fund of America -- Page 15

as a member of the contracts committee; and (d) an annual fee of $6,160 for attending all audit committee meetings.

Non-interested directors also receive attendance fees of (a) $2,500 for each director seminar or information session organized by the investment adviser, (b)
$1,500 for each joint audit committee meeting with all other audit committees of funds advised by the investment adviser and (c) $500 for each meeting of the board or committee chairs of other funds advised by the investment adviser. The fund and the other funds served by each non-interested director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Non-interested directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the non-interested directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2005

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Richard G. Capen,               $14,503                          $130,920
 Jr./3/
------------------------------------------------------------------------------------------
 H. Frederick                     14,821                           319,920
 Christie/3/
------------------------------------------------------------------------------------------
 Diane C. Creel/3/                15,660                            77,650
------------------------------------------------------------------------------------------
 Martin Fenton/3/                 13,051                           262,670
------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/             14,968                           187,420
------------------------------------------------------------------------------------------
 R. Clark Hooper                   8,602                            43,964
------------------------------------------------------------------------------------------
 Richard G. Newman                12,906                           151,150
------------------------------------------------------------------------------------------
 Frank M. Sanchez                 15,936                            79,060
------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended December 31, 2005 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Fund managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2005 fiscal year for participating directors is as follows: Richard G. Capen, Jr.
 ($88,825), H. Frederick Christie ($25,203), Diane C. Creel ($85,987), Martin
 Fenton ($69,342) and Leonard R. Fuller ($119,783). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of February 1, 2006, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                      The Bond Fund of America -- Page 16

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares, including Class A, B, C, F,
529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule
18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.
Note that CollegeAmerica/(R)// /account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's Class 529 shares, the Virginia College Savings
Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with non-interested directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard  R. Fuller;
and R. Clark Hooper, none of

                      The Bond Fund of America -- Page 17

whom is an "interested person" of the fund within the meaning of the 1940 Act.
The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2005 fiscal year.

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the
Investment Advisory and Service Agreement, Principal Underwriting Agreement,
Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters.
Two contracts committee meetings were held during the 2005 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; Diane C. Creel; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; and Frank M. Sanchez, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates non-interested director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating and governance committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and

                      The Bond Fund of America -- Page 18

voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at www.americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                      The Bond Fund of America -- Page 19

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        16.41%
 201 Progress Parkway                                Class B         8.80
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 MLPF&S                                              Class B         5.94
 4800 Deer Lake Drive, East, Floor 2                 Class C        16.10
 Jacksonville, FL 32246-6484                         Class R-5      18.86
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C        10.32
 333 W. 34th Street
 New York, NY 10001-2402
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-3       6.36
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Nationwide Trust Co.                                Class R-3       6.22
 P.O. Box 182029
 Columbus, OH 43218-2029
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class R-4       7.79
 101 Montgomery Street
 San Francisco, CA 94104-4122
----------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                         Class R-4       5.29
 11270 W. Park Place, Suite 400
 Milwaukee, Wi 53224-3638
----------------------------------------------------------------------------
 CGTC                                                Class R-5       7.84
 333 S. Hope Street, Floor 49
 Los Angeles, CA 90071
----------------------------------------------------------------------------
 UBS Financial Services                              Class R-5       6.80
 P. O. Box 92994
 Chicago, IL 60675-2994
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London, Geneva,
Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope
Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA
92821. It is a wholly owned subsidiary of The Capital Group Companies,

                      The Bond Fund of America -- Page 20

Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also manage assets in other mutual funds advised by Capital
Research and Management Company.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which The Bond Fund of America portfolio counselors are measured include: Lehman Brothers Aggregate Bond Index;
Credit Suisse First Boston High Yield Bond Index; Lipper High Current Yield Bond
Funds Average; and Citigroup World Government Bond Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                      The Bond Fund of America -- Page 21

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2005:

                                         NUMBER             NUMBER
                                        OF OTHER           OF OTHER          NUMBER
                                       REGISTERED           POOLED          OF OTHER
                                       INVESTMENT         INVESTMENT        ACCOUNTS
                                    COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                          THAT               THAT           PORTFOLIO
                                       PORTFOLIO          PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR          COUNSELOR        MANAGES AND
                       OF FUND        MANAGES AND        MANAGES AND        ASSETS OF
     PORTFOLIO          SHARES       ASSETS OF RICS     ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR         OWNED/1/      IN BILLIONS/2/     IN BILLIONS/3/   IN BILLIONS/4/
------------------------------------------------------------------------------------------

 Abner D.                Over         4       $143.1         None             None
 Goldstine            $1,000,000
------------------------------------------------------------------------------------------
 David C. Barclay     $100,001 -      4       $149.2      5      $1.06     13      $2.98
                       $500,000
------------------------------------------------------------------------------------------
 Mark R. Macdonald    $100,001 -      3       $191.3         None             None
                       $500,000
------------------------------------------------------------------------------------------
 John H. Smet         $100,001 -      6       $192.5         None           3      $2.23
                       $500,000
------------------------------------------------------------------------------------------
 Mark H. Dalzell      $50,001 -       2       $ 73.3      3      $0.43     19      $4.27
                       $100,000
------------------------------------------------------------------------------------------
 Susan M. Tolson      $100,001-       3       $ 83.4      3      $0.84      2      $0.60
                       $500,000
------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the fund or account and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also

                      The Bond Fund of America -- Page 22

provides that either party has the right to terminate it, without penalty, upon
60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to non-interested directors; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based on the following annualized rates and average daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                $             0            $    60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.15                   6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
         0.14                  10,000,000,000             16,000,000,000
------------------------------------------------------------------------------
         0.13                  16,000,000,000             20,000,000,000
------------------------------------------------------------------------------
         0.12                  20,000,000,000
------------------------------------------------------------------------------

The agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                      The Bond Fund of America -- Page 23

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            2.25%                    $         0                $ 8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333                 41,666,667
-----------------------------------------------------------------------------------
            1.75                      41,666,667
-----------------------------------------------------------------------------------

Assuming average daily net assets of $23.0 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be .21%, .22%, .24%, .26%
and .28%, respectively.

The investment adviser has agreed to reduce the fee payable to it under the agreement by (a) the amount by which the ordinary operating expenses of the fund for any fiscal year of the fund, excluding interest, taxes and extraordinary expenses such as litigation, exceed the greater of (i) 1% of the average month-end net assets of the fund for such fiscal year or (ii) 10% of the fund's gross investment income, and (b) any additional amount necessary to assure that such ordinary operating expenses of the fund in any year after such reduction do not exceed the lesser of (i) 1-1/2% of the first $30 million of average month-end net assets of the fund, plus 1% of the average month-end net assets in excess thereof, or (ii) 25% of the fund's gross investment income. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding these limits, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended December 31, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $53,137,000 and
$45,595,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of
$48,434,000 (a reduction of $4,703,000) and $44,807,000 (a reduction of
$788,000) for the fiscal years ended December 31, 2005 and 2004, respectively.
For the fiscal year ended December 31, 2003, the fund paid the investment adviser management fees of $43,501,000.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and is expected to continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of non-interested directors. The investment adviser has the right to terminate the Administrative

                      The Bond Fund of America -- Page 24

Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1, R-2 and R-3 shares, the investment adviser has agreed to pay a portion of the fees payable under the
Administrative Agreement that would otherwise have been paid by the fund. For the year ended December 31, 2005, the total fees paid by the investment adviser were $932,000.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's Class C, F, R and 529 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10%
of the average daily net assets. This fee is subject to the same uses and limitations described above.

During the 2005 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------

               CLASS C                               $2,217,000
------------------------------------------------------------------------------
               CLASS F                                  882,000
------------------------------------------------------------------------------
             CLASS 529-A                                316,000
------------------------------------------------------------------------------
             CLASS 529-B                                 93,000
------------------------------------------------------------------------------
             CLASS 529-C                                166,000
------------------------------------------------------------------------------
             CLASS 529-E                                 18,000
------------------------------------------------------------------------------
             CLASS 529-F                                  7,000
------------------------------------------------------------------------------
              CLASS R-1                                  35,000
------------------------------------------------------------------------------
              CLASS R-2                               2,166,000
------------------------------------------------------------------------------
              CLASS R-3                                 829,000
------------------------------------------------------------------------------
              CLASS R-4                                 215,000
------------------------------------------------------------------------------
              CLASS R-5                                 158,000
------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 25

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2005            $17,184,000         $66,352,000
                                                  2004             15,056,000          58,069,000
                                                  2003             11,590,000          44,559,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2005                901,000           6,196,000
                                                  2004              1,412,000           9,915,000
                                                  2003              2,416,000          15,396,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2005                      0           4,874,000
                                                  2004                      0           4,210,000
                                                  2003                 65,000           3,732,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2005                567,000           2,178,000
                                                  2004                492,000           1,881,000
                                                  2003                361,000           1,376,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2005                 58,000             358,000
                                                  2004                103,000             570,000
                                                  2003                121,000             671,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2005                      0             380,000
                                                  2004                      0             320,000
                                                  2003                 13,000             279,000
-----------------------------------------------------------------------------------------------------

                      The Bond Fund of America -- Page 26

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the non-interested directors of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential
benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of non-interested directors are committed to the discretion of the non-interested directors during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and
529-C shares, up to 1.00% of the average daily net assets attributable to Class
C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for Class F and
529-F shares, up to 0.50% of the average daily net assets attributable to Class
F and 529-F shares, respectively; (g) for Class R-1 shares, up to 1.00% of the average daily net assets

                      The Bond Fund of America -- Page 27

attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for
Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2005, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled
$7,865,000 or 0.04% of Class A net assets.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

                      The Bond Fund of America -- Page 28

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

As of the end of the 2005 fiscal year, total 12b-1 expenses, and the portion of the expenses that remained unpaid, were:

                                                                    12B-1 UNPAID LIABILITY
                                             12B-1 EXPENSES              OUTSTANDING
--------------------------------------------------------------------------------------------

               CLASS A                        $42,166,000                 $3,070,000
--------------------------------------------------------------------------------------------
               CLASS B                         13,994,000                  1,142,000
--------------------------------------------------------------------------------------------
               CLASS C                         12,684,000                  1,146,000
--------------------------------------------------------------------------------------------
               CLASS F                          1,586,000                    160,000
--------------------------------------------------------------------------------------------
             CLASS 529-A                          411,000                     34,000
--------------------------------------------------------------------------------------------
             CLASS 529-B                          533,000                     46,000
--------------------------------------------------------------------------------------------
             CLASS 529-C                        1,021,000                     95,000
--------------------------------------------------------------------------------------------
             CLASS 529-E                           64,000                      6,000
--------------------------------------------------------------------------------------------
             CLASS 529-F                            4,000                          0
--------------------------------------------------------------------------------------------
              CLASS R-1                           142,000                     14,000
--------------------------------------------------------------------------------------------
              CLASS R-2                         2,227,000                    210,000
--------------------------------------------------------------------------------------------
              CLASS R-3                         1,454,000                    144,000
--------------------------------------------------------------------------------------------
              CLASS R-4                           330,000                     36,000
--------------------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2006, the top dealers that
American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.

                      The Bond Fund of America -- Page 29

     Edward Jones
     Ferris, Baker Watts, Inc.
     Genworth Financial Securities Corp.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                      The Bond Fund of America -- Page 30

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
December 31, 2005, 2004 and 2003 amounted to $18,003,000, $12,899,000 and
$11,276,000. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of underwriting activity increased during the year, resulting in an increase in brokerage commissions/concessions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Bank of America Securities, LLC., Credit Suisse First
Boston (USA), Inc., Deutsche Bank Financial LLC, First Clearing LLC, J.P. Morgan
Securities Inc., Smith Barney and Citigroup Global Markets Inc. As of the fund's most recent fiscal year-end, the fund held debt securities of Bank of America,
Corp. in the amount of $69,433,000; Credit Suisse First Boston (USA), Inc. in
the amount of $16,067,000; Deutsche Bank A.G. in the amount of $2,033,000;
Wachovia Corp. in the amount of $4,896,000; J.P. Morgan Chase & Co. in the amount of $149,096,000; and Citigroup, Inc. in the amount of $65,307,000. .

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. Affiliates of the fund
(including the fund's board members and officers, and certain personnel of the fund's investment adviser and its affiliates) and certain service providers
(such as the fund's custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such

                      The Bond Fund of America -- Page 31

information, preclear securities trades and report securities transactions activity, as applicable. Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m.

                      The Bond Fund of America -- Page 32

New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day;
Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available;
however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices
(or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately
3:00 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to the fund's net asset value being calculated.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in

                      The Bond Fund of America -- Page 33

determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

                      The Bond Fund of America -- Page 34

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

                      The Bond Fund of America -- Page 35

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or

                      The Bond Fund of America -- Page 36

     constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at

                      The Bond Fund of America -- Page 37

     the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                      The Bond Fund of America -- Page 38

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or

                      The Bond Fund of America -- Page 39

indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust
Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American
Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases. The initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

                      The Bond Fund of America -- Page 40

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     AUTOMATIC CONVERSIONS -- As described more fully in the prospectus, Class
     B, 529-B and C shares automatically convert to Class A, 529-A and F shares, respectively, after a certain period from the purchase date.

     MOVING FROM CLASS B TO CLASS A SHARES -- Under the right of reinvestment policy as described in the prospectus, if you redeem Class B shares during the contingent deferred sales charge period, you may reinvest the proceeds in Class A shares without paying a Class A sales charge if you notify
     American Funds Service Company and the reinvestment occurs within 90 days after the date of redemption. If you redeem your Class B shares after the contingent deferred sales charge period and with the redemption proceeds you purchase Class A shares, you are still responsible for paying any applicable Class A sales charges.

     MOVING FROM CLASS C TO CLASS A SHARES -- If you redeem Class C shares and with the redemption proceeds purchase Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     MOVING FROM CLASS F TO CLASS A SHARES -- You can redeem Class F shares held in a qualified fee-based program and with the redemption proceeds purchase
     Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program,
     (b) you have held the Class F shares in the

                      The Bond Fund of America -- Page 41

     program for at least one year, and (c) you notify American Funds Service
     Company and purchase the Class A shares within 90 days after redeeming the
     Class F shares.

     MOVING FROM CLASS A TO CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to redeem your Class A shares and with the redemption proceeds purchase Class F shares for the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or

                      The Bond Fund of America -- Page 42

          full-time employees (collectively, "Eligible Persons") (and their (a)
          spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c)
          parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10)  full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      The Bond Fund of America -- Page 43

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

      STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate at that time. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

                      The Bond Fund of America -- Page 44

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (For trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

                      The Bond Fund of America -- Page 45

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, the value of accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if you are not an employer-sponsored retirement plan, you may also take into account the market value (as of the end of the week prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded. If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without

                      The Bond Fund of America -- Page 46

incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                      The Bond Fund of America -- Page 47

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                      The Bond Fund of America -- Page 48

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                      The Bond Fund of America -- Page 49

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges.

                      The Bond Fund of America -- Page 50

Generally, all shareholders are automatically eligible to use these services.
However, you may elect to opt out of these services by writing the Transfer
Agent (you may also reinstate them at any time by writing the Transfer Agent).
If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's Articles of
Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's board of directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $20,246,000 for Class A shares and
$1,562,000 for Class B shares for the 2005 fiscal year.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds

                      The Bond Fund of America -- Page 51

Service Company. These services are rendered under agreements with American
Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for non-interested directors in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's
"independent legal counsel" will be made at least annually by the non-interested directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell

                      The Bond Fund of America -- Page 52

securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General is appealing the Superior Court's decision to California's Court of Appeal for the Second Appellate District.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of
California, relating to these matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $13.22
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $13.74

                      The Bond Fund of America -- Page 53

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                      The Bond Fund of America -- Page 54

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                      The Bond Fund of America -- Page 55

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                      The Bond Fund of America -- Page 56

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                      The Bond Fund of America -- Page 57

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                      The Bond Fund of America -- Page 58

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                      The Bond Fund of America -- Page 59

[Logo - American Funds ®]

Bond Fund of AmericaSM
Investment portfolio

December 31, 2005

 Bonds & notes — 90.27%
Principal amount (000)

Market value (000)

 CORPORATE BONDS & NOTES — 46.19%

 FINANCIALS — 16.48%

 International Lease Finance Corp., Series P, 3.125% 2007
$
2,000
$
1,952

 International Lease Finance Corp. 3.75% 2007
5,800
5,697

 ASIF Global Financing XVIII 3.85% 20071
5,785
5,676

 ASIF Global Financing XXVIII 4.301% 20071,2
2,000
2,001

 International Lease Finance Corp. 4.35% 2008
21,000
20,628

 International Lease Finance Corp. 4.50% 2008
25,500
25,221

 AIG SunAmerica Global Financing VII 5.85% 20081
24,250
24,775

 International Lease Finance Corp. 3.50% 2009
16,000
15,241

 International Lease Finance Corp., Series O, 4.55% 2009
21,955
21,697

 International Lease Finance Corp. 4.75% 2009
25,000
24,595

 International Lease Finance Corp. 5.00% 2010
23,700
23,596

 International Lease Finance Corp. 5.125% 2010
25,000
24,920

 International Lease Finance Corp. 5.00% 2012
13,500
13,301

 American International Group, Inc. 4.25% 2013
5,555
5,292

 ASIF Global Financing XIX 4.90% 20131
2,000
1,993

 International Lease Finance Corp. 5.875% 2013
5,000
5,182

 American International Group 5.05% 20151
16,435
16,160

 American General Finance Corp., Series I, 5.40% 2015
20,000
19,974

 ILFC E-Capital Trust I 5.90% 20651,2
18,000
18,090

 ILFC E-Capital Trust II 6.25% 20651,2
2,325
2,364

 Household Finance Corp. 5.75% 2007
10,000
10,085

 Household Finance Corp. 7.875% 2007
32,000
33,041

 Household Finance Corp. 4.125% 2008
1,000
977

 Household Finance Corp. 6.40% 2008
10,000
10,322

 Household Finance Corp. 4.125% 2009
25,000
24,158

 HSBC Finance Corp. 4.625% 2010
11,500
11,275

 Household Finance Corp. 6.375% 2011
7,250
7,673

 Household Finance Corp. 6.75% 2011
23,750
25,517

 HSBC Finance Corp. 4.518% 20122
15,000
15,029

 HSBC Finance Corp. 4.841% 20122
20,000
20,034

 HSBC Holdings PLC 5.25% 2012
10,000
10,049

 HSBC Bank USA 4.625% 20141
4,000
3,847

 HSBC Finance Corp. 5.00% 2015
31,730
30,912

 HSBC Finance Capital Trust IX 5.911% 20352
18,000
18,187

 Midland Bank 5.00% Eurodollar note (undated)2
15,000
12,750

 CIT Group Inc. 4.125% 2006
25,000
24,990

 CIT Group Inc. 3.65% 2007
25,720
25,154

 CIT Group Inc. 5.75% 2007
20,500
20,794

 CIT Group Inc. 7.375% 2007
12,500
12,868

 CIT Group Inc. 4.00% 2008
14,000
13,703

 CIT Group Inc. 3.375% 2009
5,000
4,761

 CIT Group Inc. 6.875% 2009
31,000
32,910

 CIT Group Inc. 4.25% 2010
30,000
29,216

 CIT Group Inc. 7.75% 2012
26,875
30,518

 J.P. Morgan Chase & Co. 5.35% 2007
3,285
3,299

 J.P. Morgan Chase & Co. 4.00% 2008
12,500
12,297

 BANK ONE, Texas, NA 6.25% 2008
7,250
7,440

 J.P. Morgan Chase & Co. 6.75% 2011
15,000
16,083

 J.P. Morgan Chase & Co. 6.625% 2012
14,165
15,284

 J.P. Morgan Chase & Co. 5.75% 2013
16,000
16,524

 J.P. Morgan Chase & Co. 4.75% 2015
7,500
7,263

 J.P. Morgan Chase & Co. 4.891% 2015
55,000
54,454

 Bank One Corp. 4.90% 2015
9,000
8,758

 J.P. Morgan Chase & Co. 5.15% 2015
24,190
23,892

 Chase Capital II, Global Floating Rate Capital Securities, Series B, 4.75% 20272
20,000
18,947

 USA Education, Inc. 5.625% 2007
45,150
45,434

 SLM Corp., Series A, 3.95% 2008
17,500
17,084

 SLM Corp., Series A, 4.00% 2010
5,500
5,294

 SLM Corp., Series A, 4.50% 2010
65,000
63,701

 SLM Corp., Series A, 5.125% 2012
5,000
5,014

 SLM Corp., Series A, 5.375% 2013
5,450
5,534

 SLM Corp., Series A, 5.375% 2014
10,000
10,117

 HBOS Treasury Services PLC 3.75% 20081
2,000
1,948

 HBOS PLC, Series B, 5.92% (undated)1,2
105,200
106,370

 HBOS PLC 6.413% (undated)1
10,000
10,150

 Bank of Scotland 7.00% (undated)1,2
25,000
25,800

 Washington Mutual, Inc. 7.50% 2006
12,000
12,184

 Washington Mutual, Inc. 5.625% 2007
11,000
11,063

 Washington Mutual, Inc. 4.375% 2008
16,735
16,543

 Washington Mutual, Inc. 4.20% 2010
12,500
12,114

 Washington Mutual, Inc. 4.45% 20102
31,000
31,064

 Washington Mutual Bank, FA 6.875% 2011
10,000
10,815

 Washington Mutual, Inc. 5.00% 2012
14,000
13,852

 Washington Mutual, Inc. 5.25% 2017
15,000
14,597

 Providian Financial Corp., Series A, 9.525% 20271
16,750
18,158

 Prudential Financial, Inc. 4.104% 2006
10,000
9,936

 Prudential Insurance Co. of America 6.375% 20061
4,000
4,033

 PRICOA Global Funding I, Series 2003-2, 3.90% 20081
7,500
7,293

 PRICOA Global Funding I, Series 2004-4, 4.35% 20081
2,500
2,466

 PRICOA Global Funding I 4.20% 20101
17,000
16,518

 Prudential Financial, Inc., Series B, 4.75% 2014
4,000
3,915

 Prudential Financial, Inc., Series B, 5.10% 2014
1,000
997

 Prudential Holdings, LLC, Series C, 8.695% 20231,3
57,035
72,468

 Resona Bank, Ltd. 3.75% 20152
€9,740
11,555

 Resona Bank, Ltd. 5.85% (undated)1,2
$
44,375
44,272

 Sumitomo Mitsui Banking Corp. 4.375% 20142
€6,670
8,134

 Sumitomo Mitsui Banking Corp. 5.625% (undated)1,2
$
90,625
90,454

 SocGen Real Estate Co. LLC, Series A, 7.64% (undated)1,2
74,250
77,284

 Société Générale 7.85% (undated)1,2
17,705
18,285

 Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20101
57,950
56,153

 Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20141
26,600
26,326

 WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017
£3,470
6,155

 Citigroup Inc. 3.50% 2008
$
20,000
19,481

 Citigroup Inc. 4.25% 2009
15,000
14,686

 Citigroup Inc. 4.125% 2010
26,000
25,283

 Citigroup Inc. 5.625% 2012
5,675
5,857

 Lazard Group LLC 7.125% 2015
58,990
62,051

 XL Capital Finance (Europe) PLC 6.50% 2012
12,455
13,174

 XL Capital Ltd. 5.25% 2014
7,315
7,152

 Mangrove Bay Pass Through Trust 6.102% 20331,2
31,505
31,368

 Twin Reefs Asset Trust (XLFA), Series B, 5.36% (undated)1,2
9,200
9,210

 Banco Santander Central Hispano, SA 7.625% 2010
4,000
4,434

 Abbey National PLC 6.70% (undated)2
18,380
19,022

 Abbey National PLC 7.35% (undated)2
30,500
31,051

 Abbey National PLC 7.50% (undated)2
£2,975
6,086

 BNP Paribas 4.80% 20151
$
10,100
9,874

 BNP Paribas 5.186% noncumulative (undated)1,2
49,160
47,780

 Allstate Life Global Funding Trust, Series 2004-2, 4.45% 20072
3,000
3,000

 Allstate Financial Global Funding LLC 5.25% 20071
26,500
26,568

 Allstate Financial Global Funding LLC 4.25% 20081
7,500
7,376

 Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009
18,000
17,760

 Allstate Life Global Funding 4.25% 2010
2,000
1,948

 ReliaStar Financial Corp. 8.00% 2006
23,160
23,676

 ING Security Life Institutional Funding 2.70% 20071
4,730
4,598

 ReliaStar Financial Corp. 6.50% 2008
6,016
6,255

 ING Bank NV 5.50% 2012
€3,750
4,930

 ING Groep NV 5.775% (undated)2
$
16,000
16,246

 Price REIT, Inc. 7.50% 2006
2,760
2,818

 Kimco Realty Corp., Series C, 3.95% 2008
9,200
9,007

 Kimco Realty Corp., Series C, 4.82% 2011
10,000
9,855

 Kimco Realty Corp. 6.00% 2012
18,500
19,339

 Kimco Realty Corp., Series C, 4.82% 2014
12,000
11,588

 Kimco Realty Corp., Series C, 4.904% 2015
3,000
2,894

 EOP Operating LP 7.75% 2007
2,000
2,096

 EOP Operating LP 6.75% 2008
24,500
25,343

 EOP Operating LP 4.65% 2010
17,010
16,498

 EOP Operating LP 6.75% 2012
8,250
8,766

 EOP Operating LP 7.50% 2029
1,710
1,933

 Kazkommerts International BV 7.00% 20091
11,000
11,341

 Kazkommerts International BV 7.00% 2009
2,850
2,938

 Kazkommerts International BV 8.50% 2013
8,500
9,302

 Kazkommerts International BV (CGMD) 7.375% 20141,2
2,250
2,320

 Kazkommerts International BV 7.875% 20141
9,200
9,706

 Kazkommerts International BV 8.00% 20151
15,500
16,478

 Monumental Global Funding Trust II, Series 2001-B, 6.05% 20061
11,025
11,031

 Monumental Global Funding Trust II, Series 2002-A, 5.20% 20071
17,500
17,531

 AEGON NV 4.625% 2008
€7,750
9,476

 Transamerica Corp. 9.375% 2008
$
7,500
8,119

 Monumental Global Funding II, Series 2004-F, 4.375% 20091
2,000
1,959

 AEGON NV 6.125% 2031
£1,600
3,287

 MBNA Corp., Series F, 7.50% 2012
$
6,200
6,992

 MBNA Capital A, Series A, 8.278% 2026
7,500
7,987

 MBNA Global Capital Funding, Series B, 5.05% 20272
32,800
32,261

 TuranAlem Finance BV 8.00% 2014
9,710
10,123

 TuranAlem Finance BV 8.50% 20151
24,100
26,011

 TuranAlem Finance BV 8.50% 2015
6,890
7,436

 HVB Funding Trust I 8.741% 20311
18,339
24,353

 HVB Funding Trust III 9.00% 20311
12,425
16,810

 Liberty Mutual Group Inc. 6.50% 20351
42,015
41,123

 Royal Bank of Scotland Group PLC 8.375% 2007
£6,500
11,607

 Royal Bank of Scotland Group PLC 5.00% 2014
$
6,500
6,448

 National Westminster Bank PLC 7.75% (undated)2
$
17,000
$
17,765

 CNA Financial Corp. 6.75% 2006
3,000
3,041

 CNA Financial Corp. 6.60% 2008
3,458
3,580

 CNA Financial Corp. 5.85% 2014
13,500
13,620

 CNA Financial Corp. 7.25% 2023
18,088
19,977

 Developers Diversified Realty Corp. 3.875% 2009
19,500
18,744

 Developers Diversified Realty Corp. 5.00% 2010
2,500
2,466

 Developers Diversified Realty Corp. 5.50% 2015
17,500
17,333

 Countrywide Home Loans, Inc., Series M, 4.125% 2009
20,000
19,281

 Countrywide Home Loans, Inc., Series L, 4.00% 2011
20,000
18,840

 ACE Ltd. 6.00% 2007
1,000
1,011

 ACE INA Holdings Inc. 5.875% 2014
14,500
15,024

 ACE INA Holdings Inc. 8.875% 2029
2,450
3,270

 ACE Capital Trust II 9.70% 2030
12,423
17,335

 Nationwide Life Insurance Co. 5.35% 20071
4,250
4,261

 North Front Pass Through Trust 5.81% 20241,2
18,500
18,549

 Nationwide Mutual Insurance Co. 7.875% 20331
8,000
9,720

 Nationwide Mutual Insurance Co. 6.60% 20341
2,000
2,019

 Berkshire Hathaway Finance Corp. 4.125% 2010
25,000
24,316

 Berkshire Hathaway Finance Corp. 4.75% 2012
10,000
9,899

 World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008
34,250
33,681

 Bank of America Corp. 3.875% 2008
2,000
1,964

 Bank of America Corp. 4.375% 2010
13,000
12,697

 Bank of America Corp. 4.50% 2010
9,000
8,853

 BankAmerica Corp. 7.125% 2011
1,750
1,934

 Bank of America Corp. 4.875% 2012
2,000
1,989

 Bank of America Corp. 5.25% 2015
5,000
5,020

 Skandinaviska Enskilda Banken AB 4.958% (undated)1,2
7,050
6,782

 Skandinaviska Enskilda Banken AB 5.471% (undated)1,2
12,000
11,898

 Skandinaviska Enskilda Banken AB 7.50% (undated)2
12,500
13,521

 PLD International Finance LLC 4.375% 2011
€4,150
5,056

 ProLogis Trust 5.625% 20151
$
25,000
25,197

 Principal Life Global Funding I 2.80% 20081
11,625
11,087

 Principal Life Global Funding I 4.40% 20101
16,600
16,159

 Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010
2,000
2,018

 Hospitality Properties Trust 7.00% 2008
1,000
1,037

 Hospitality Properties Trust 6.75% 2013
17,845
19,039

 Hospitality Properties Trust 5.125% 2015
7,100
6,806

 iStar Financial, Inc. 5.375% 2010
10,675
10,590

 iStar Financial, Inc., Series B, 5.125% 2011
1,500
1,463

 iStar Financial, Inc. 6.05% 2015
14,285
14,430

 Wells Fargo & Co. 3.50% 2008
3,310
3,218

 Wells Fargo & Co. 4.125% 2008
23,000
22,666

 Bayerische Landesbank, Series F, 2.50% 2006
26,000
25,873

 Development Bank of Singapore Ltd. 7.875% 20091
20,000
21,804

 Development Bank of Singapore Ltd. 7.125% 20111
3,500
3,822

 Simon Property Group, LP 4.875% 2010
12,000
11,856

 Simon Property Group, Inc. 5.375% 20111
12,500
12,544

 Assurant, Inc. 5.625% 2014
23,500
23,840

 Rouse Co. 3.625% 2009
5,200
4,860

 Rouse Co. 7.20% 2012
17,700
18,597

 Jackson National Life Global Funding, Series 2002-1, 5.25% 20071
23,125
23,146

 Hartford Financial Services Group, Inc. 2.375% 2006
2,000
1,981

 Hartford Financial Services Group, Inc. 4.70% 2007
16,250
16,161

 Hartford Financial Services Group, Inc. 4.625% 2013
5,000
4,802

 Metropolitan Life Global Funding I, Series 2004-2, 4.561% 20071,2
1,500
1,502

 Met Life Global Funding I 2.60% 20081
20,000
18,870

 MetLife, Inc. 5.00% 2015
2,000
1,965

 John Hancock Global Funding II, Series 2002-G, 5.00% 20071
5,000
5,001

 John Hancock Global Funding II, Series 2004-A, 3.50% 20091
18,000
17,291

 United Overseas Bank Ltd. 5.375% 20191,2
22,250
22,201

 Zions Bancorporation 5.50% 2015
21,625
21,826

 Canadian Imperial Bank of Commerce 4.25% Eurodollar note 20852
25,000
20,875

 Irvine Co., Class A, 7.46% 20061,4
15,000
15,000

 Irvine Apartment Communities, LP 7.00% 2007
5,000
5,107

 New York Life Global Funding 4.625% 20101
20,000
19,811

 United Dominion Realty Trust, Inc., Series E, 4.50% 2008
17,000
16,736

 Credit Suisse First Boston (USA), Inc. 6.50% 2012
15,000
16,067

 Standard Chartered Bank 4.775% (undated)2
5,000
4,025

 Standard Chartered Bank 4.813% Eurodollar note (undated)2
15,000
12,037

 Genworth Financial, Inc. 4.641% 20072
2,500
2,506

 Genworth Financial, Inc. 4.75% 2009
10,345
10,260

 Genworth Financial, Inc. 5.75% 2014
3,000
3,136

 Weingarten Realty Investors, Series A, 5.263% 2012
5,000
5,066

 Weingarten Realty Investors, Series A, 4.857% 2014
11,080
10,652

 Barclays Bank PLC 8.55% (undated)1,2
13,080
15,107

 Protective Life Insurance Co., Series 2005-C, 4.85% 2010
15,000
14,991

 Downey Financial Corp. 6.50% 2014
14,380
14,449

 Plum Creek Timberlands, LP 5.875% 2015
13,000
13,193

 Advanta Capital Trust I, Series B, 8.99% 2026
12,500
12,688

 E*TRADE Financial Corp. 7.375% 20131
925
941

 E*TRADE Financial Corp. 7.875% 2015
10,570
10,966

 Independence Community Bank Corp. 4.90% 2010
12,000
11,800

 MassMutual Global Funding II, Series 2002-1, 3.50% 20101
12,000
11,328

 Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026
10,200
11,325

 Banco Santander-Chile 5.375% 20141
11,200
11,207

 PNC Funding Corp. 4.20% 2008
6,750
6,653

 PNC Funding Corp. 5.125% 2010
4,000
4,017

 AB Spintab 6.00% 2009
SKr73,000
9,979

 United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20111
$
10,000
9,878

 Post Apartment Homes, LP 7.70% 2010
1,400
1,548

 Post Apartment Homes, LP 5.125% 2011
7,720
7,686

 American Express Credit Corp. 3.00% 2008
9,060
8,688

 Bank of Nova Scotia 4.25% Eurodollar note 20852
10,000
8,464

 Host Marriott, LP, Series G, 9.25% 2007
625
663

 Host Marriott, LP, Series M, 7.00% 2012
6,595
6,793

 Host Marriott, LP, Series O, 6.375% 2015
710
712

 Chohung Bank 4.50% 20141,2
8,000
7,719

 Travelers Property Casualty Corp. 3.75% 2008
5,500
5,367

 St. Paul Travelers Companies, Inc. 5.50% 2015
2,000
2,018

 Capital One Financial Corp. 6.25% 2013
7,000
7,313

 Lloyds Bank, Series 2, 4.59% (undated)2
8,000
6,990

 BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)1,2
6,500
6,910

 Allied Irish Banks Ltd. 4.75% (undated)2
7,000
6,265

 National Australia Bank Ltd. 5.486% (undated)1,2
5,925
5,932

 Swedish Export Credit Corp. 4.00% 2010
5,950
5,807

 Munich Re Finance BV 6.75% 20232
€3,670
5,078

 Wachovia Corp., Series G, 4.375% 2010
$
5,000
4,896

 Industrial Bank of Korea 4.00% 20141,2
5,000
4,797

 Westpac Capital Trust IV 5.256% (undated)1,2
4,500
4,416

 Bergen Bank 4.188% (undated)2
5,000
4,213

 National Bank of Canada 4.188% 20872
5,000
4,075

 Christiana Bank Og Kreditkasse 4.75% (undated)2
4,000
3,529

 Federal Realty Investment Trust 4.50% 2011
3,500
3,339

 UnumProvident Finance Co. PLC 6.85% 20151
3,025
3,157

 Willis North America Inc. 5.625% 2015
2,500
2,504

 FelCor Lodging LP 9.00% 20112
2,270
2,497

 Fairfax Financial Holdings Ltd. 7.75% 2012
2,500
2,345

 ERP Operating LP 4.75% 2009
2,225
2,201

 Deutsche Bank Financial LLC 5.375% 2015
2,000
2,033

 UnionBanCal Corp. 5.25% 2013
2,000
1,997

 Principal Life Insurance Co. 3.20% 2009
2,000
1,908

 Crescent Real Estate LP 7.50% 2007
1,190
1,214

 LaBranche & Co Inc. 9.50% 2009
740
784

3,786,844

 CONSUMER DISCRETIONARY — 8.82%

 General Motors Acceptance Corp. 4.50% 2006
4,600
4,461

 General Motors Acceptance Corp. 6.125% 2006
3,880
3,769

 General Motors Acceptance Corp. 5.05% 20072
27,000
25,660

 General Motors Acceptance Corp. 5.22% 20072
15,000
14,173

 General Motors Acceptance Corp. 6.15% 2007
2,750
2,598

 General Motors Acceptance Corp. 5.125% 2008
9,855
8,778

 Residential Capital Corp. 5.67% 20082
17,500
17,537

 General Motors Acceptance Corp. 5.85% 2009
25,790
23,088

 Residential Capital Corp. 6.375% 2010
40,000
40,684

 General Motors Acceptance Corp. 7.75% 2010
9,060
8,468

 General Motors Acceptance Corp. 6.875% 2011
48,055
43,873

 General Motors Corp. 7.20% 2011
13,700
9,693

 General Motors Acceptance Corp. 7.25% 2011
26,795
24,654

 General Motors Acceptance Corp. 7.00% 2012
37,750
34,277

 General Motors Corp. 7.125% 2013
6,865
4,565

 General Motors Corp. 7.25% 2013
€9,920
7,860

 General Motors Acceptance Corp. 6.61% 20142
$
75,000
67,639

 Residential Capital Corp. 6.875% 2015
2,780
2,959

 General Motors Corp. 7.70% 2016
1,000
652

 General Motors Corp. 8.375% 2033
1,200
798

 Ford Motor Credit Co. 5.50% 2006
€2,750
3,239

 Ford Motor Credit Co. 6.50% 2007
$
1,000
968

 Ford Motor Credit Co. 7.20% 2007
3,000
2,857

 Ford Motor Credit Co. 5.80% 2009
3,500
3,055

 Ford Motor Credit Co. 7.375% 2009
53,725
47,686

 Ford Motor Credit Co. 5.72% 20102
35,275
30,751

 Ford Motor Credit Co. 7.875% 2010
141,000
126,999

 Hertz Corp. 8.875% 20141
1,250
1,280

 Hertz Corp. 10.50% 20161
2,650
2,743

 DaimlerChrysler North America Holding Corp. 6.40% 2006
13,885
13,955

 DaimlerChrysler North America Holding Corp. 4.05% 2008
4,750
4,627

 DaimlerChrysler North America Holding Corp. 4.75% 2008
4,800
4,758

 DaimlerChrysler North America Holding Corp. 7.20% 2009
22,500
23,814

 DaimlerChrysler North America Holding Corp. 4.875% 2010
37,750
36,895

 DaimlerChrysler North America Holding Corp. 8.00% 2010
56,500
61,849

 DaimlerChrysler North America Holding Corp. 7.75% 2011
23,600
25,848

 DaimlerChrysler North America Holding Corp. 6.50% 2013
11,610
12,175

 DaimlerChrysler North America Holding Corp. 8.50% 2031
1,610
1,954

 Comcast Cable Communications, Inc. 8.375% 2007
7,000
7,302

 Comcast Cable Communications, Inc. 6.20% 2008
7,150
7,345

 Lenfest Communications, Inc. 7.625% 2008
6,750
7,071

 Comcast Cable Communications, Inc. 6.875% 2009
15,194
15,971

 Comcast Corp. 5.45% 2010
6,250
6,294

 Comcast Cable Communications, Inc. 6.75% 2011
4,355
4,616

 Tele-Communications, Inc. 9.80% 2012
17,500
21,137

 Comcast Cable Communications, Inc. 7.125% 2013
1,650
1,796

 Tele-Communications, Inc. 7.875% 2013
7,500
8,489

 Comcast Corp. 5.85% 2015
30,730
31,185

 Comcast Corp. 6.50% 2015
23,000
24,349

 Comcast Corp. 5.65% 2035
6,670
6,158

 Clear Channel Communications, Inc. 6.625% 2008
5,375
5,510

 Chancellor Media Corp. of Los Angeles 8.00% 2008
12,500
13,298

 Clear Channel Communications, Inc. 7.65% 2010
14,826
15,886

 Clear Channel Communications, Inc. 5.75% 2013
12,200
11,978

 Clear Channel Communications, Inc. 5.50% 2014
3,000
2,876

 Clear Channel Communications, Inc. 6.875% 2018
13,000
13,123

 Harrah’s Operating Co., Inc. 5.50% 2010
30,260
30,278

 Harrah’s Operating Co., Inc. 5.625% 2015
14,650
14,418

 Harrah’s Operating Co., Inc. 5.75% 2017
12,000
11,704

 Time Warner Inc. 8.18% 2007
2,225
2,328

 AOL Time Warner Inc. 6.875% 2012
40,000
42,634

 AOL Time Warner Inc. 7.625% 2031
9,825
10,974

 Viacom Inc. 6.40% 2006
5,000
5,006

 Viacom Inc. 5.625% 2007
6,600
6,637

 Viacom Inc. 7.70% 2010
13,000
14,046

 Viacom Inc. 6.625% 2011
13,000
13,555

 Viacom Inc. 5.625% 2012
8,500
8,451

 Toll Brothers, Inc. 6.875% 2012
9,875
10,387

 Toll Brothers, Inc. 4.95% 2014
23,720
22,015

 Toll Brothers Finance Corp. 5.15% 20151
14,000
13,000

 Pulte Homes, Inc. 4.875% 2009
25,300
24,803

 Pulte Homes, Inc. 5.20% 2015
6,795
6,404

 Pulte Homes, Inc. 7.625% 2017
7,500
8,328

 Liberty Media Corp. 7.875% 2009
2,500
2,647

 Liberty Media Corp. 5.70% 2013
1,000
937

 Liberty Media Corp. 8.50% 2029
8,675
8,634

 Liberty Media Corp. 8.25% 2030
25,745
25,355

 Cox Communications, Inc. 7.75% 2006
2,325
2,359

 Cox Communications, Inc. 5.039% 20072
5,000
5,041

 Cox Communications, Inc. 7.875% 2009
1,000
1,075

 Cox Communications, Inc. 4.625% 2010
5,000
4,845

 Cox Communications, Inc. 7.75% 2010
10,000
10,842

 Cox Communications, Inc. 5.45% 2014
12,750
12,463

 American Honda Finance Corp. 5.125% 20101
34,350
34,491

 J.C. Penney Co., Inc. 9.00% 2012
995
1,176

 J.C. Penney Co., Inc. 7.65% 2016
9,970
11,384

 J.C. Penney Co., Inc. 7.95% 2017
16,680
19,458

 J.C. Penney Co., Inc. 7.125% 2023
425
475

 J.C. Penney Co., Inc. 7.625% 2097
500
519

 Target Corp. 3.375% 2008
8,330
8,097

 Target Corp. 5.375% 2009
24,500
24,880

 Ryland Group, Inc. 5.375% 2008
2,000
2,000

 Ryland Group, Inc. 5.375% 2012
30,900
29,729

 News America Holdings Inc. 6.625% 2008
12,900
13,310

 News America Inc. 5.30% 2014
16,000
15,908

 Carnival Corp. 3.75% 2007
8,500
8,313

 Carnival Corp. 6.15% 2008
18,623
19,081

 Tribune Co. 4.875% 2010
22,500
21,964

 American Media Operations, Inc., Series B, 10.25% 2009
13,625
12,501

 American Media Operations, Inc. 8.875% 2011
7,060
6,036

 Kohl's Corp. 6.30% 2011
16,000
16,864

 Kohl’s Corp. 7.375% 2011
1,500
1,656

 Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121
9,650
9,650

 CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013
5,500
5,266

 Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20141
2,500
2,500

 Centex Corp. 4.75% 2008
8,000
7,920

 Centex Corp. 5.80% 2009
2,500
2,534

 Centex Corp. 5.25% 2015
6,725
6,400

 May Department Stores Co. 4.80% 2009
16,500
16,283

 Mohegan Tribal Gaming Authority 6.375% 2009
14,410
14,572

 Mohegan Tribal Gaming Authority 7.125% 2014
1,500
1,543

 AMC Entertainment Inc., Series B, 8.625% 2012
3,000
3,150

 AMC Entertainment Inc. 8.00% 2014
14,175
12,899

 Visteon Corp. 8.25% 2010
17,690
15,125

 Visteon Corp. 7.00% 2014
525
408

 Cinemark USA, Inc. 9.00% 2013
8,325
8,845

 Cinemark, Inc. 0%/9.75% 20145
8,750
6,519

 Seminole Tribe of Florida 5.798% 20131
14,750
14,698

 Univision Communications Inc. 7.85% 2011
13,250
14,598

 Six Flags, Inc. 8.875% 2010
5,000
4,900

 Six Flags, Inc. 9.75% 2013
8,375
8,260

 Six Flags, Inc. 9.625% 2014
850
831

 Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014
14,015
13,700

 Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012
12,025
12,777

 CanWest Media Inc., Series B, 8.00% 2012
12,426
12,752

 Grupo Posadas, SA de CV 8.75% 20111
10,585
10,850

 Grupo Posadas, SA de CV 8.75% 2011
1,050
1,076

 Young Broadcasting Inc. 10.00% 2011
12,317
11,593

 MGM MIRAGE 6.00% 2009
1,975
1,973

 MGM MIRAGE 8.50% 2010
6,850
7,458

 MGM MIRAGE 6.75% 2012
1,050
1,070

 MGM MIRAGE 5.875% 2014
500
480

 MGM MIRAGE 6.625% 2015
525
526

 Telenet Group Holding NV 0%/11.50% 20141,5
12,709
10,485

 Toys “R” Us, Inc. 7.875% 2013
12,005
9,604

 Toys “R” Us, Inc. 7.375% 2018
1,000
725

 Lowe’s Companies, Inc. 8.25% 2010
8,450
9,571

 Iesy Repository GmbH 10.375% 20151
8,550
8,935

 Kabel Deutschland GmbH 10.625% 20141
8,375
8,857

 William Lyon Homes, Inc. 7.625% 2012
5,750
5,103

 William Lyon Homes, Inc. 10.75% 2013
2,000
2,075

 William Lyon Homes, Inc. 7.50% 2014
1,500
1,305

 Royal Caribbean Cruises Ltd. 7.00% 2007
1,400
1,441

 Royal Caribbean Cruises Ltd. 8.75% 2011
4,325
4,909

 Royal Caribbean Cruises Ltd. 6.875% 2013
1,150
1,224

 Delphi Automotive Systems Corp. 6.55% 20066
500
255

 Delphi Automotive Systems Corp. 6.50% 20096
6,000
3,060

 Delphi Corp. 6.50% 20136
7,020
3,563

 Delphi Automotive Systems Corp. 7.125% 20296
1,350
692

 NTL Cable PLC 8.75% 2014
5,825
6,116

 NTL Cable PLC 8.75% 2014
€1,000
1,257

 Payless ShoeSource, Inc. 8.25% 2013
$
7,000
7,350

 Emmis Operating Co. 6.875% 2012
4,250
4,245

 Emmis Communications Corp. 10.366% 20122
3,075
3,102

 Technical Olympic USA, Inc. 9.00% 2010
2,600
2,642

 Technical Olympic USA, Inc. 9.00% 2010
950
965

 Technical Olympic USA, Inc. 7.50% 2011
3,750
3,361

 Thomson Corp. 5.50% 2035
7,000
6,780

 Regal Cinemas Corp., Series B, 9.375% 20124
6,375
6,657

 MDC Holdings, Inc. 5.50% 2013
6,555
6,359

 PETCO Animal Supplies, Inc. 10.75% 2011
5,750
6,253

 Century Communications Corp. 0% 20037
5,000
4,250

 Adelphia Communications Corp. 10.25% 20066
3,500
1,960

 Tenneco Automotive Inc., Series B, 10.25% 2013
750
823

 Tenneco Automotive Inc. 8.625% 2014
5,510
5,234

 Neiman Marcus Group, Inc. 9.00% 20151,8
5,870
6,031

 Marriott International, Inc., Series F, 4.625% 2012
1,500
1,446

 Marriott International, Inc. 5.81% 20151
4,500
4,569

 Blockbuster Inc. 9.75% 20121
6,545
5,792

 RBS-Zero Editora Jornalística SA 11.00% 20101
5,492
5,753

 Dollarama Group LP 8.875% 20121
5,550
5,467

 Stoneridge, Inc. 11.50% 2012
5,158
5,274

 D.R. Horton, Inc. 9.75% 2010
1,150
1,306

 D.R. Horton, Inc. 7.875% 2011
800
875

 D.R. Horton, Inc. 6.125% 2014
1,500
1,503

 D.R. Horton, Inc. 5.25% 2015
1,500
1,412

 Fisher Communications, Inc. 8.625% 2014
4,550
4,823

 WCI Communities, Inc. 9.125% 2012
3,115
3,115

 WCI Communities, Inc. 7.875% 2013
1,750
1,658

 Cooper-Standard Automotive Inc. 7.00% 2012
3,250
3,006

 Cooper-Standard Automotive Inc. 8.375% 2014
1,700
1,300

 Radio One, Inc., Series B, 8.875% 2011
4,000
4,240

 Carmike Cinemas, Inc. 7.50% 2014
4,200
3,953

 Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014
4,300
3,859

 Gannett Co., Inc. 6.375% 2012
3,665
3,807

 Sealy Mattress Co. 8.25% 2014
3,500
3,622

 Vidéotron Ltée 6.875% 2014
2,525
2,569

 Vidéotron Ltée 6.375% 20151
1,000
999

 Buffets, Inc. 11.25% 2010
3,275
3,357

 Hyatt Equities, LLC 6.875% 20071
3,250
3,317

 Warner Music Group 7.375% 2014
3,300
3,292

 Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007
250
256

 Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012
2,550
2,824

 Cablevision Systems Corp., Series B, 8.00% 2012
3,260
3,064

 Kingfisher PLC 5.625% 2014
£1,740
3,011

 YUM! Brands, Inc. 7.70% 2012
$
2,500
2,766

 WDAC Subsidiary Corp. 8.375% 20141
2,600
2,532

 Reader's Digest Association, Inc. 6.50% 2011
2,500
2,456

 Bombardier Recreational Products Inc. 8.375% 2013
2,425
2,440

 Gaylord Entertainment Co. 8.00% 2013
2,300
2,421

 LBI Media, Inc. 10.125% 2012
2,250
2,399

 Aztar Corp. 7.875% 2014
2,250
2,368

 Lighthouse International Co. SA 8.00% 2014
€1,750
2,202

 GSC Holdings Corp. and GameStop, Inc. 7.875% 20111,2
$
2,000
1,990

 KB Home 6.25% 2015
2,000
1,945

 Dana Corp. 5.85% 2015
2,500
1,787

 Jostens IH Corp. 7.625% 2012
1,615
1,631

 DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013
1,493
1,612

 Hilton Hotels Corp. 8.25% 2011
1,325
1,454

 Loews Cineplex Entertainment Corp. 9.00% 2014
1,250
1,269

 TRW Automotive Acquisition Corp. 9.375% 2013
1,075
1,169

 Riddell Bell Holdings Inc. 8.375% 2012
1,230
1,147

 Warnaco, Inc. 8.875% 2013
925
1,001

 Standard Pacific Corp. 5.125% 2009
1,000
944

 Dillard’s, Inc. 6.625% 2018
1,000
929

 Boyd Gaming Corp. 6.75% 2014
750
748

 Dex Media, Inc., Series B, 8.00% 2013
525
538

 Boyds Collection, Ltd., Series B, 9.00% 20084,6
1,501
390

2,026,983

 TELECOMMUNICATION SERVICES — 5.74%

 Sprint Capital Corp. 4.78% 2006
2,425
2,423

 Sprint Capital Corp. 7.625% 2011
10,000
11,039

 Nextel Communications, Inc. 6.875% 2013
100,980
105,432

 Nextel Communications, Inc. 7.375% 2015
85,025
89,798

 Sprint Capital Corp. 6.875% 2028
15,000
16,439

 France Télécom 7.00% 20082
€3,500
4,447

 France Télécom 7.75% 20112
$
111,350
124,505

 SBC Communications Inc. 5.75% 2006
3,575
3,584

 SBC Communications Inc. 4.542% 20082
9,460
9,481

 SBC Communications Inc. 4.125% 2009
31,345
30,293

 SBC Communications Inc. 6.25% 2011
1,150
1,204

 AT&T Corp. 9.05% 20112
5,917
6,557

 SBC Communications Inc. 5.10% 2014
22,745
22,258

 SBC Communications Inc. 6.15% 2034
27,460
27,675

 SBC Communications Inc. 6.45% 2034
13,750
14,355

 Cingular Wireless LLC 5.625% 2006
5,000
5,037

 AT&T Wireless Services, Inc. 7.35% 2006
2,750
2,762

 AT&T Wireless Services, Inc. 7.875% 2011
15,355
17,248

 AT&T Wireless Services, Inc. 8.125% 2012
62,630
72,456

 Telecom Italia Capital SA, Series A, 4.00% 2008
1,270
1,232

 Sogerim SA 7.25% 2011
€ 2,650
3,642

 Telecom Italia SpA 6.25% 2012
18,500
24,754

 Telecom Italia Capital SA, Series B, 5.25% 2013
$
9,050
8,895

 Telecom Italia Capital SA 4.95% 2014
20,000
19,135

 Telecom Italia Capital SA 5.25% 2015
37,000
36,005

 Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006
91,330
91,652

 BellSouth Corp. 4.20% 2009
37,530
36,487

 BellSouth Corp. 4.75% 2012
22,725
22,177

 BellSouth Corp. 5.20% 2016
22,000
21,637

 Verizon Global Funding Corp. 6.125% 2007
3,625
3,688

 Verizon Global Funding Corp. 7.25% 2010
7,690
8,353

 Verizon New York Inc., Series A, 6.875% 2012
5,250
5,480

 Verizon Global Funding Corp. 7.375% 2012
7,360
8,219

 Verizon Global Funding Corp. 7.75% 2030
29,700
35,410

 Vodafone Group PLC 7.75% 2010
35,285
38,681

 Koninklijke KPN NV 4.75% 2008
€6,000
7,328

 Koninklijke KPN NV 8.00% 2010
$
27,575
30,314

 Deutsche Telekom International Finance BV 8.50% 20102
1,300
1,475

 Deutsche Telekom International Finance BV 6.625% 2011
€1,200
1,633

 Deutsche Telekom International Finance BV 8.75% 20302
$
20,000
25,513

 British Telecommunications PLC 8.375% 20102
15,000
17,093

 British Telecommunications PLC 7.125% 20112
€5,500
7,607

 British Telecommunications PLC 5.75% 2028
£1,800
3,188

 ALLTEL Corp. 4.656% 2007
$
26,675
26,563

 CenturyTel, Inc., Series M, 5.00% 2015
24,000
22,427

 Dobson Communications Corp. 8.40% 20121,2
1,650
1,650

 Dobson Cellular Systems, Inc. 9.875% 2012
13,300
14,730

 Dobson Communications Corp. 8.875% 2013
5,000
5,013

 Triton PCS, Inc. 8.75% 2011
2,975
2,179

 Triton PCS, Inc. 9.375% 2011
8,875
6,523

 Triton PCS, Inc. 8.50% 2013
13,550
12,669

 Singapore Telecommunications Ltd. 6.375% 20111
16,250
17,339

 Singapore Telecommunications Ltd. 6.375% 2011
3,475
3,708

 PCCW-HKT Capital Ltd. 8.00% 20111,2
15,000
16,609

 PCCW-HKT Capital No. 3 Ltd. 5.25% 20151
3,600
3,457

 American Tower Corp. 7.125% 2012
17,275
17,880

 Qwest Capital Funding, Inc. 7.75% 2006
3,595
3,649

 U S WEST Capital Funding, Inc. 6.375% 2008
1,400
1,396

 Qwest Capital Funding, Inc. 7.90% 2010
950
988

 Qwest Capital Funding, Inc. 7.25% 2011
4,150
4,223

 U S WEST Capital Funding, Inc. 6.875% 2028
4,725
4,335

 Qwest Capital Funding, Inc. 7.75% 2031
2,605
2,514

 Centennial Cellular Corp. 10.75% 2008
379
388

 Centennial Communications Corp. 10.25% 20131,2
6,000
6,045

 Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and

 Centennial Puerto Rico Operations Corp. 8.125% 20142
8,250
8,415

 Intelsat, Ltd. 8.695% 20121,2
4,950
5,055

 Intelsat, Ltd. 8.25% 20131
4,675
4,745

 Intelsat, Ltd. 8.625% 20151
4,000
4,060

 Telekom Austria AG 3.375% 2010
€4,200
4,899

 Telekom Finanzmanagement GmbH 4.25% 2017
5,415
6,265

 NTELOS Inc. 9.39% 20122
$
9,500
9,595

 NTELOS Holding Corp. 12.90% 20131,2,8
1,000
1,002

 Hawaiian Telcom Communications, Inc. 9.75% 20131
5,895
5,792

 Hawaiian Telcom Communications, Inc. 9.948% 20131,2
1,730
1,678

 Hawaiian Telcom Communications, Inc. 9.948% 20131,2
95
92

 Hawaiian Telcom Communications, Inc. 12.50% 20151
3,050
2,867

 Rogers Wireless Inc. 7.25% 2012
1,275
1,347

 Rogers Wireless Inc. 7.50% 2015
6,925
7,514

 Rogers Cantel Inc. 9.75% 2016
1,250
1,516

 Cincinnati Bell Inc. 7.25% 2013
6,800
7,106

 MetroPCS, Inc. 10.75% 20072
3,860
4,053

 MetroPCS, Inc. 8.25% 20112
2,250
2,315

 TELUS Corp. 8.00% 2011
5,250
5,892

 Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015
5,520
5,796

 SK Telecom Co., Ltd. 4.25% 20111
6,000
5,732

 SBA Communications Corp. 8.50% 2012
5,108
5,695

 Millicom International Cellular SA 10.00% 2013
3,930
4,077

 AirGate PCS, Inc. 9.375% 20091
3,200
3,360

 Nextel Partners, Inc. 8.125% 2011
3,000
3,221

 Rural Cellular Corp. 10.046% 20121,2
3,010
3,048

 Cell C Ltd. 8.625% 2012
€2,195
2,785

1,318,798

 INDUSTRIALS — 4.73%

 Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20113
$
14,050
$
13,822

 Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 20113
10,000
10,274

 Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 20123
12,000
12,115

 Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20163
10,493
9,765

 Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 20163
1,785
1,294

 Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173
4,145
3,612

 Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183
432
375

 Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20193
22,173
21,682

 Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193
31,529
31,422

 Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203
10,700
10,690

 Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20203
6,025
5,362

 Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223
11,903
11,610

 Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223
4,817
4,927

 Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223
1,626
1,440

 BAE Systems Holding Inc. 4.75% 20101
10,350
10,175

 BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20111,3
42,414
44,468

 BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20131,3
43,110
45,902

 Hutchison Whampoa International Ltd. 7.00% 20111
33,125
35,698

 Hutchison Whampoa International Ltd. 6.50% 20131
57,200
60,675

 AMR Corp. 10.15% 2006
3,250
3,217

 American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 20103
10,030
10,211

 American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20123
27,266
28,127

 American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012
10,100
10,042

 AMR Corp. 9.00% 2012
4,000
3,490

 American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133
25,460
26,860

 American Airlines, Inc., Series 1991-C2, 9.73% 20143
6,410
4,775

 American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193
6,859
5,622

 General Electric Capital Corp., Series A, 5.00% 2007
21,500
21,548

 General Electric Capital Corp., Series A, 5.375% 2007
13,250
13,337

 General Electric Capital Corp., Series A, 7.25% 2007
£1,030
1,849

 General Electric Capital Corp., Series A, 3.50% 2008
$
20,000
19,438

 General Electric Capital Corp., Series A, 6.00% 2012
15,000
15,819

 General Electric Co. 5.00% 2013
12,750
12,762

 Cendant Corp. 6.875% 2006
2,000
2,021

 Cendant Corp. 6.25% 2008
29,000
29,537

 Cendant Corp. 7.375% 2013
32,500
36,360

 Cendant Corp. 7.125% 2015
5,710
6,414

 Bombardier Capital Inc., Series A, 6.125% 20061
1,000
1,005

 Bombardier Inc. 6.75% 20121
10,290
9,570

 Bombardier Inc. 6.30% 20141
39,000
34,320

 Delta Air Lines, Inc. 8.00% 20071,6
4,000
900

 Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 20113
9,122
8,983

 Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20123
3,500
3,451

 Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133
15,000
14,748

 Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 20133
10,802
8,756

 Delta Air Lines, Inc., Series 1992-A2, 9.20% 20143,6
7,500
4,103

 Delta Air Lines, Inc., 1991 Equipment Certificates Trust, Series J, 10.00% 20141,3,6
5,000
2,200

 Delta Air Lines, Inc. 10.375% 20226
2,577
586

 Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 20093
1,824
1,888

 Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 20213
12,458
12,528

 Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 20223
6,535
6,889

 BNSF Funding Trust I 6.613% 20552
13,600
14,211

 Tyco International Group SA 6.125% 2008
13,000
13,279

 Tyco International Group SA 6.125% 2009
500
511

 Tyco International Group SA 6.375% 2011
15,000
15,598

 Northwest Airlines, Inc. 9.875% 20076
6,000
2,370

 Northwest Airlines, Inc. 10.00% 20096
4,000
1,530

 Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 20123
9,955
9,651

 Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 20203
5,898
5,942

 Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 20233
7,362
7,498

 Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 20233
2,090
2,021

 Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 20063
5,000
5,024

 Southwest Airlines Co., Series 2001-1, Class B, 6.126% 20063
7,500
7,544

 Southwest Airlines Co. 5.25% 2014
12,500
12,143

 Caterpillar Financial Services Corp., Series F, 2.35% 2006
5,000
4,915

 Caterpillar Financial Services Corp. 2.70% 2008
4,845
4,606

 Caterpillar Financial Services Corp., Series F, 4.30% 20082
1,000
1,001

 Caterpillar Inc. 4.50% 2009
2,833
2,796

 Caterpillar Financial Services Corp. 4.30% 2010
9,400
9,159

 Caterpillar Inc. 5.30% 2035
1,750
1,725

 Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20223
7,816
8,560

 Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 20233
11,347
12,175

 Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 20243
2,968
2,857

 Allied Waste North America, Inc. 8.50% 2008
7,500
7,912

 Allied Waste North America, Inc., Series B, 8.875% 2008
5,250
5,565

 Allied Waste North America, Inc., Series B, 6.50% 2010
500
497

 Allied Waste North America, Inc., Series B, 5.75% 2011
2,500
2,381

 Allied Waste North America, Inc., Series B, 6.125% 2014
3,000
2,842

 Allied Waste North America, Inc., Series B, 7.375% 2014
3,750
3,666

 John Deere Capital Corp., Series D, 4.375% 2008
15,000
14,842

 Deere & Co. 8.95% 2019
6,000
6,673

 NTK Holdings Inc. 0%/10.75% 20145
15,118
9,524

 THL Buildco, Inc. 8.50% 2014
10,650
10,330

 United Air Lines, Inc. 9.00% 20037
2,000
455

 United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 20103
2,848
2,794

 United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20113
2,455
2,138

 United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20123
233
233

 United Air Lines, Inc., Series 2000-1, Class A-2, 7.73% 20123,6
8,993
8,956

 United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 20143
852
835

 United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 20153
3,342
3,302

 Holcim Finance (Luxembourg) SA 4.375% 2014
€8,860
10,874

 Northrop Grumman Corp. 4.079% 2006
$
2,000
1,985

 Northrop Grumman Systems Corp. 7.125% 2011
8,000
8,727

 Raytheon Co. 6.55% 2010
6,000
6,328

 Raytheon Co. 8.30% 2010
3,000
3,363

 TFM, SA de CV 9.375% 20121
6,450
7,095

 TFM, SA de CV 12.50% 2012
2,145
2,456

 DynCorp International and DIV Capital Corp. 9.50% 2013
7,975
8,334

 Lockheed Martin Corp. 8.50% 2029
6,000
8,202

 United Rentals (North America), Inc., Series B, 6.50% 2012
7,150
6,998

 United Rentals (North America), Inc. 7.75% 2013
900
882

 Jacuzzi Brands, Inc. 9.625% 2010
7,240
7,729

 Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012
7,071
7,478

 Terex Corp. 9.25% 2011
4,215
4,521

 Terex Corp., Class B, 10.375% 2011
2,725
2,902

 American Standard Inc. 7.625% 2010
5,000
5,379

 American Standard Inc. 5.50% 2015
2,000
1,978

 AIR 2 US, Series A, 8.027% 20201,3
7,476
7,294

 Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20231,3
7,011
7,054

 Waste Management, Inc. 6.50% 2008
5,220
5,416

 Waste Management, Inc. 5.00% 2014
765
751

 Goodman Global Holdings 7.875% 20121
6,470
6,049

 Accuride Corp. 8.50% 2015
5,700
5,643

 General Dynamics Corp. 4.50% 2010
5,000
4,925

 K&F Industries, Inc. 7.75% 2014
4,010
4,070

 Standard Aero Holdings, Inc. 8.25% 2014
4,760
3,927

 Ashtead Group PLC 8.625% 20151
3,525
3,728

 Builders FirstSource, Inc. 8.59% 20122
3,475
3,553

 Williams Scotsman, Inc. 8.50% 2015
3,300
3,432

 ACIH, Inc. 0%/11.50% 20121,5
3,390
2,407

 FTI Consulting, Inc. 7.625% 20131
2,300
2,380

 Argo-Tech Corp. 9.25% 2011
1,795
1,849

 Kansas City Southern Railway Co. 9.50% 2008
1,500
1,631

 UCAR Finance Inc. 10.25% 2012
1,385
1,470

 Ahern Rentals, Inc. 9.25% 20131
950
1,005

 AGCO Corp. 6.875% 2014
€700
857

 DRS Technologies, Inc. 6.875% 2013
$
625
601

 Jet Equipment Trust, Series 1994-A, 11.79% 20131,6
4,000
—

 Jet Equipment Trust, Series 1995-B, 10.91% 20141,6
5,000
—

 Jet Equipment Trust, Series 1995-D, 11.44% 20141,6
2,500
—

1,087,998

 UTILITIES — 2.91%

 Edison Mission Energy 10.00% 2008
3,000
3,300

 Edison Mission Energy 7.73% 2009
10,125
10,505

 Edison Mission Energy 9.875% 2011
16,250
19,033

 Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016
4,000
3,962

 Midwest Generation, LLC, Series B, 8.56% 20163
7,569
8,236

 Homer City Funding LLC 8.734% 20263
11,080
12,964

 Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034
7,600
8,407

 PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008
5,000
4,840

 Commonwealth Edison Co., Series 99, 3.70% 2008
7,125
6,917

 Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010
12,500
12,230

 Exelon Corp. 6.75% 2011
2,200
2,345

 Exelon Generation Co., LLC 6.95% 2011
22,975
24,801

 PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012
3,900
3,835

 Duke Capital Corp. 4.37% 2009
7,500
7,326

 Duke Capital Corp. 7.50% 2009
16,575
17,813

 Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010
4,500
4,416

 Duke Capital Corp. 6.25% 2013
9,000
9,386

 Duke Capital Corp. 5.50% 2014
10,000
9,977

 Duke Capital LLC 5.668% 2014
2,000
2,020

 Dominion Resources, Inc., Series A, 3.66% 2006
3,000
2,965

 Virginia Electric and Power Co., Series 2002-A, 5.375% 2007
14,140
14,196

 Dominion Resources, Inc., Series 2002-C, 5.70% 20122
1,000
1,018

 Dominion Resources, Inc., Series 2002-B, 6.25% 2012
10,000
10,476

 Virginia Electric and Power Co., Series 2003-A, 4.75% 2013
22,000
21,399

 PSEG Power LLC 3.75% 2009
6,825
6,537

 PSEG Power LLC 7.75% 2011
18,700
20,727

 PSEG Power LLC 5.00% 2014
11,690
11,298

 Ameren Corp. 4.263% 2007
2,500
2,465

 Cilcorp Inc. 8.70% 2009
1,000
1,112

 Union Electric Co. 5.25% 2012
1,490
1,501

 Union Electric Co. 4.65% 2013
11,000
10,672

 Union Electric Co. 5.40% 2016
5,750
5,807

 Cilcorp Inc. 9.375% 2029
12,265
16,371

 Israel Electric Corp. Ltd. 7.95% 20111
10,000
11,245

 Israel Electric Corp. Ltd. 7.70% 20181
8,500
9,622

 Israel Electric Corp. Ltd. 8.10% 20961
12,000
13,939

 PacifiCorp, First Mortgage Bonds, 4.30% 2008
3,060
3,015

 PacifiCorp, First Mortgage Bonds, 5.45% 2013
2,875
2,943

 Scottish Power PLC 5.375% 2015
21,415
21,466

 Alabama Power Co., Series U, 2.65% 2006
20,500
20,457

 Alabama Power Co., Series R, 4.70% 2010
2,250
2,223

 Southern Power Co., Series B, 6.25% 2012
2,500
2,634

 Niagara Mohawk Power Corp., Series G, 7.75% 2008
17,460
18,653

 SP PowerAssets Ltd. 3.80% 20081
10,000
9,715

 SP PowerAssets Ltd. 5.00% 20131
8,000
8,007

 AES Corp. 9.50% 2009
4,677
5,075

 AES Corp. 9.375% 2010
4,803
5,271

 AES Corp. 8.75% 20131
1,000
1,094

 AES Gener SA 7.50% 2014
5,000
5,086

 Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011
5,000
4,871

 San Diego Gas & Electric Co., Series CCC, 5.30% 2015
10,000
10,137

 Empresa Nacional de Electricidad SA, Series B, 8.50% 2009
4,455
4,863

 Empresa Nacional de Electricidad SA 8.35% 2013
5,000
5,704

 Empresa Nacional de Electricidad SA 8.625% 2015
3,000
3,520

 Constellation Energy Group, Inc. 6.125% 2009
10,500
10,843

 Baltimore Gas and Electric Co. 5.20% 2033
3,000
2,785

 Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20283
12,938
13,279

 Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008
6,000
5,818

 Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013
5,000
4,646

 Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033
2,000
1,882

 MidAmerican Energy Co. 5.125% 2013
7,500
7,524

 MidAmerican Energy Co. 4.65% 2014
5,000
4,818

 Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013
7,000
6,866

 Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013
5,000
4,995

 Oncor Electric Delivery Co. 6.375% 2012
10,700
11,298

 Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011
7,000
6,720

 Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034
4,000
4,154

 Anglian Water Services Financing PLC 4.625% 2013
€8,250
10,408

 Reliant Energy Resources Corp. 7.75% 2011
$
7,000
7,748

 Centerpoint Energy Resources Corp., Series B, 7.875% 2013
2,000
2,290

 Kern River Funding Corp. 4.893% 20181,3
9,764
9,592

 Ohio Power Co., Series J, 5.30% 2010
8,000
8,056

 Appalachian Power Co., Series I, 4.95% 2015
1,000
967

 Dynegy Holdings Inc. 10.125% 20131
7,475
8,484

 Energy East Corp. 6.75% 2012
7,155
7,747

 Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012
700
721

 Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013
2,336
2,584

 Sierra Pacific Resources 8.625% 2014
900
978

 Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015
2,550
2,543

 Edison SpA 5.125% 2010
€4,730
6,007

 NiSource Finance Corp. 6.15% 2013
$
5,600
5,873

 Essent NV 4.50% 2013
€4,160
5,151

 Florida Power & Light Co. 4.85% 2013
$
5,000
4,964

 Korea East-West Power Co., Ltd. 4.875% 20111
5,000
4,928

 FPL Energy National Wind, LLC 5.608% 20241,3
4,887
4,883

 NGG Finance PLC 6.125% 2011
€3,480
4,668

 Texas Genco LLC and Texas Genco Financing Corp. 6.875% 20141
$
3,500
3,806

 Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,3
3,500
3,606

 Enersis SA 7.375% 2014
3,000
3,233

 Equitable Resources, Inc. 5.15% 2018
2,500
2,484

 Wisconsin Gas Co. 5.20% 2015
2,025
2,013

667,759

 ENERGY — 2.12%

 Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 20091,3
$
40,498
$
39,124

 Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 20093
2,235
2,159

 Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20141,3
15,570
18,032

 Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20143
1,000
1,158

 Ras Laffan Liquefied Natural Gas II 5.298% 20201,3
45,970
45,706

 Ras Laffan Liquefied Natural Gas III 5.838% 20271,3
15,000
15,094

 Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20141,3
59,400
60,707

 Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143
6,000
6,132

 Pemex Finance Ltd. 8.875% 20103
24,000
26,656

 Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20173
11,700
15,715

 Pemex Project Funding Master Trust 8.625% 2022
750
926

 Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20101,3
34,500
34,194

 Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20101,3
6,500
6,442

 Devon Financing Corp., ULC 6.875% 2011
8,500
9,309

 Devon Energy Corp. 7.95% 2032
18,000
23,288

 Conoco Funding Co. 6.35% 2011
26,750
28,697

 Delek & Avner-Yam Tethys Ltd. 5.326% 20131,3
18,730
18,326

 Premcor Refining Group Inc. 9.25% 2010
3,250
3,523

 Premcor Refining Group Inc. 6.125% 2011
5,000
5,174

 Premcor Refining Group Inc. 6.75% 2011
1,000
1,060

 Premcor Refining Group Inc. 9.50% 2013
2,750
3,067

 Premcor Refining Group Inc. 6.75% 2014
3,000
3,155

 Sunoco, Inc. 4.875% 2014
14,830
14,498

 Reliance Industries Ltd. 10.25% 20971
8,750
10,655

 Williams Companies, Inc. 6.375% 20101
1,500
1,506

 Williams Companies, Inc. 7.125% 2011
500
522

 Williams Companies, Inc. 7.875% 2021
2,000
2,175

 Williams Companies, Inc. 8.75% 2032
5,080
5,918

 Coastal Corp. 6.375% 2009
200
197

 El Paso Energy Corp. 7.375% 2012
1,815
1,833

 El Paso Natural Gas Co. 7.50% 2026
250
259

 Southern Natural Gas Co. 7.35% 2031
1,450
1,495

 El Paso Corp. 7.75% 2032
4,000
4,030

 Southern Natural Gas Co. 8.00% 2032
830
914

 Open Joint Stock Co. Gazprom 9.125% 2007
2,000
2,094

 Gaz Capital SA 5.875% 2015
€5,125
6,536

 Newfield Exploration Co. 7.625% 2011
$
3,000
3,225

 Newfield Exploration Co. 8.375% 2012
2,775
2,983

 Newfield Exploration Co. 6.625% 2014
2,000
2,045

 Enterprise Products Operating LP 6.375% 2013
5,000
5,242

 Enterprise Products Operating LP 5.00% 2015
3,000
2,863

 Gulfstream Natural Gas System LLC 6.19% 20251
7,235
7,425

 OXYMAR 7.50% 20161,3
5,500
5,959

 Pogo Producing Co. 6.875% 20171
5,850
5,733

 Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014
5,225
4,885

 Teekay Shipping Corp. 8.875% 2011
4,250
4,824

 Petrozuata Finance, Inc., Series B, 8.22% 20171,3
4,550
4,300

 American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015
3,928
4,262

 Encore Acquisition Co. 6.00% 2015
4,450
4,116

 Overseas Shipholding Group, Inc. 8.25% 2013
2,500
2,656

 Massey Energy Co. 6.875% 20131
2,500
2,534

 PETRONAS Capital Ltd. 7.00% 20121
2,250
2,481

 Peabody Energy Corp., Series B, 6.875% 2013
1,200
1,254

 Apache Corp. 6.25% 2012
1,000
1,076

488,139

 MATERIALS — 2.12%

 Norske Skogindustrier ASA 7.625% 20111
$
47,135
$
50,530

 Norske Skogindustrier ASA 6.125% 20151
4,870
4,715

 Norske Skogindustrier ASA 7.125% 20331
4,100
3,958

 Weyerhaeuser Co. 5.95% 2008
11,063
11,294

 Weyerhaeuser Co. 6.75% 2012
20,580
21,871

 Weyerhaeuser Co. 7.375% 2032
12,500
13,939

 International Paper Co. 5.375% 2006
€4,500
5,399

 International Paper Co. 4.00% 2010
$
6,545
6,186

 International Paper Co. 6.75% 2011
2,500
2,663

 International Paper Co. 5.85% 2012
27,670
28,115

 Millennium America Inc. 9.25% 2008
4,540
4,920

 Equistar Chemicals, LP 10.125% 2008
6,100
6,649

 Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009
12,800
13,536

 Millennium America Inc. 7.625% 2026
2,600
2,496

 BHP Finance (USA) Ltd. 6.69% 2006
10,000
10,034

 BHP Finance (USA) Ltd. 8.50% 2012
10,000
11,963

 Stone Container Corp. 9.25% 2008
1,000
1,030

 Stone Container Corp. 9.75% 2011
3,250
3,299

 Jefferson Smurfit Corp. (U.S.) 8.25% 2012
12,150
11,725

 Stone Container Corp. 8.375% 2012
1,675
1,629

 Jefferson Smurfit Corp. (U.S.) 7.50% 2013
250
231

 Abitibi-Consolidated Inc. 8.55% 2010
3,737
3,802

 Abitibi-Consolidated Co. of Canada 8.375% 2015
13,750
13,234

 Teck Cominco Ltd. 5.375% 2015
5,000
4,945

 Teck Cominco Ltd. 6.125% 2035
12,000
11,908

 ICI Wilmington, Inc. 4.375% 2008
200
195

 ICI Wilmington, Inc. 5.625% 2013
16,465
16,415

 Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 20283
21,160
16,518

 Temple-Inland Inc. 6.375% 2016
14,500
14,816

 JSG Funding PLC 7.75% 2015
€2,000
2,117

 JSG Funding PLC 7.75% 2015
$
1,200
1,002

 JSG Holdings PLC 11.50% 20158
€10,175
10,844

 Dow Chemical Co. 5.75% 2008
$
11,100
11,395

 Dow Chemical Co. 7.375% 2029
1,750
2,115

 Owens-Illinois, Inc. 8.10% 2007
3,130
3,216

 Owens-Illinois, Inc. 7.35% 2008
5,250
5,342

 Owens-Brockway Glass Container Inc. 8.875% 2009
1,500
1,573

 Owens-Illinois, Inc. 7.50% 2010
2,250
2,295

 Rhodia SA 8.00% 2010
€3,000
3,743

 Rhodia 10.25% 2010
$
150
165

 Rhodia 8.875% 2011
3,740
3,852

 Rhodia SA 9.25% 2011
€3,200
4,050

 UPM-Kymmene Corp. 5.625% 20141
$
11,320
11,283

 Associated Materials Inc. 9.75% 2012
10,065
9,763

 AMH Holdings, Inc. 0%/11.25% 20145
3,000
1,485

 Graphic Packaging International, Inc. 8.50% 2011
2,825
2,846

 Graphic Packaging International, Inc. 9.50% 2013
6,495
6,235

 Building Materials Corp. of America, Series B, 8.00% 2007
1,000
1,016

 Building Materials Corp. of America 8.00% 2008
500
508

 Building Materials Corp. of America 7.75% 2014
7,250
7,033

 Alcan Inc. 5.20% 2014
8,000
7,925

 Plastipak Holdings, Inc. 8.50% 20151
6,690
6,790

 Domtar Inc. 7.875% 2011
1,225
1,133

 Domtar Inc. 7.125% 2015
6,500
5,574

 Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014
6,800
6,375

 Corporación Nacional del Cobre de Chile 5.625% 20351
5,650
5,649

 Stora Enso Oyj 5.125% 2014
€4,250
$
5,353

 Praxair, Inc. 2.75% 2008
$
5,000
4,761

 Nalco Co. 7.75% 2011
775
800

 Nalco Co. 8.875% 2013
2,500
2,631

 Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 20145
1,254
947

 Yara International ASA 5.25% 20141
4,000
3,924

 Earle M. Jorgensen Co. 9.75% 2012
3,600
3,870

 NOVA Chemicals Corp. 7.561% 20131,2
3,750
3,849

 Ainsworth Lumber Co. Ltd. 7.25% 2012
700
634

 Ainsworth Lumber Co. Ltd. 6.75% 2014
1,750
1,509

 Ainsworth Lumber Co. Ltd. 6.75% 2014
1,750
1,496

 Crompton Corp. 10.198% 20102
2,400
2,652

 Crompton Corp. 9.875% 2012
500
573

 SCA Coordination Center NV 4.50% 20151
3,250
2,939

 Longview Fibre Co. 10.00% 2009
2,730
2,880

 Neenah Paper, Inc. 7.375% 2014
2,640
2,396

 Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011
2,100
2,326

 Sino-Forest Corp. 9.125% 20111
2,065
2,225

 Inco Ltd. 7.20% 2032
2,000
2,207

 Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 20145
1,928
1,412

 BCP Caylux Holdings Luxembourg SCA 9.625% 2014
535
598

 Rockwood Specialties Group, Inc. 10.625% 2011
218
240

 Rockwood Specialties Group, Inc. 7.50% 2014
1,675
1,677

 Foundation PA Coal Co. 7.25% 2014
1,800
1,870

 Freeport-McMoRan Copper & Gold Inc. 6.875% 2014
1,500
1,523

 Packaging Corp. of America 4.375% 2008
1,500
1,468

 E.I. du Pont de Nemours and Co. 4.125% 2010
1,500
1,450

 AEP Industries Inc. 7.875% 2013
1,200
1,179

 Huntsman LLC 11.40% 20112
275
293

 Huntsman LLC 11.50% 2012
712
810

 AK Steel Corp. 7.75% 2012
1,000
908

 Koppers Inc. 9.875% 2013
725
790

 PQ Corp. 7.50% 20131
625
584

 Airgas, Inc. 6.25% 2014
550
543

 Ispat Inland ULC 9.75% 2014
206
234

486,890

 HEALTH CARE — 1.28%

 Allegiance Corp. 7.30% 2006
2,000
2,033

 Cardinal Health, Inc. 6.25% 2008
3,000
3,074

 Cardinal Health, Inc. 6.75% 2011
17,625
18,809

 Cardinal Health, Inc. 4.00% 2015
3,000
2,697

 Cardinal Health, Inc. 5.85% 2017
26,060
26,564

 Allegiance Corp. 7.00% 2026
9,260
10,274

 Wyeth 4.375% 20082
5,375
5,316

 Wyeth 5.50% 20161
40,165
40,710

 UnitedHealth Group Inc. 5.20% 2007
8,000
7,997

 UnitedHealth Group Inc. 3.30% 2008
4,000
3,879

 UnitedHealth Group Inc. 3.75% 2009
12,500
12,105

 UnitedHealth Group Inc. 4.125% 2009
8,000
7,808

 Amgen Inc. 4.00% 2009
24,000
23,294

 Tenet Healthcare Corp. 7.375% 2013
3,050
2,829

 Tenet Healthcare Corp. 9.875% 2014
8,450
8,598

 Tenet Healthcare Corp. 9.25% 20151
6,475
6,459

 Humana Inc. 7.25% 2006
5,000
5,048

 Humana Inc. 6.30% 2018
12,000
12,667

 Columbia/HCA Healthcare Corp. 8.85% 2007
2,000
2,072

 HCA Inc. 5.50% 2009
2,600
2,581

 Columbia/HCA Healthcare Corp. 8.70% 2010
1,750
1,915

 HCA Inc. 6.25% 2013
2,500
2,514

 Columbia/HCA Healthcare Corp. 7.69% 2025
5,750
6,000

 Schering-Plough Corp. 5.55% 20132
11,750
11,989

 Bristol-Myers Squibb Co. 4.00% 2008
10,000
9,802

 Warner Chilcott Corp. 8.75% 20151
10,440
9,657

 Accellent Inc. 10.50% 20131
9,100
9,373

 Quintiles Transnational Corp. 10.00% 2013
6,000
6,720

 Pharma Services Intermediate Holding Corp. 0%/11.50% 20145
1,750
1,304

 Hospira, Inc. 4.95% 2009
7,391
7,349

 Concentra Operating Corp. 9.50% 2010
3,000
3,120

 Concentra Operating Corp. 9.125% 2012
3,200
3,312

 HealthSouth Corp. 8.375% 2011
1,275
1,304

 HealthSouth Corp. 7.625% 2012
3,975
4,054

 Omnicare, Inc. 6.875% 2015
2,500
2,550

 American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 20151
2,000
2,145

 Mylan Laboratories Inc. 5.75% 20101
2,025
2,038

 Team Finance LLC and Health Finance Corp. 11.25% 20131
1,500
1,537

 Health Net, Inc. 9.875% 20112
1,035
1,209

 MedCath Holdings Corp. 9.875% 2012
1,000
1,060

293,766

 CONSUMER STAPLES — 1.10%

 CVS Corp. 6.117% 20131,3
26,600
27,641

 CVS Corp. 5.789% 20261,3
10,008
10,186

 CVS Corp. 5.298% 20271,3
12,761
12,489

 H.J. Heinz Co. 6.428% 20201
18,820
19,346

 Ahold Finance U.S.A., Inc. 6.25% 2009
2,325
2,360

 Ahold Finance U.S.A., Inc. 8.25% 2010
4,610
5,008

 Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 20203
932
998

 Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 20253
7,095
7,915

 Rite Aid Corp. 6.125% 20081
2,750
2,599

 Rite Aid Corp. 9.50% 2011
4,500
4,770

 Rite Aid Corp. 6.875% 2013
5,485
4,607

 Rite Aid Corp. 9.25% 2013
2,575
2,427

 Rite Aid Corp. 7.50% 2015
1,000
950

 Nabisco, Inc. 7.05% 2007
6,500
6,698

 Nabisco, Inc. 7.55% 2015
5,105
5,960

 Kraft Foods Inc. 6.50% 2031
2,000
2,208

 Diageo Capital PLC 3.50% 2007
5,000
4,872

 Diageo Capital PLC 4.375% 2010
2,395
2,338

 Diageo Finance BV 5.30% 2015
6,000
6,060

 Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009
€4,250
5,168

 Cadbury Schweppes US Finance LLC 5.125% 20131
$
6,750
6,723

 Wal-Mart Stores, Inc. 5.45% 2006
10,000
10,045

 Pepsi Bottling Group, Inc. 5.625% 20091
9,000
9,216

 Anheuser-Busch Companies, Inc. 9.00% 2009
7,750
8,896

 Jean Coutu Group (PJC) Inc. 7.625% 2012
800
792

 Jean Coutu Group (PJC) Inc. 8.50% 2014
7,400
6,808

 Gold Kist Inc. 10.25% 2014
6,783
7,597

 Vitamin Shoppe Industries, Inc. 11.84% 20121,2
7,000
7,140

 Kellogg Co. 6.60% 2011
4,000
4,287

 Kellogg Co. 7.45% 2031
2,000
2,479

 Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012
5,530
5,585

 Petro Stopping Centers, LP 9.00% 20121
1,030
1,040

 J Sainsbury PLC 6.125% 2017
£3,450
6,231

 Stater Bros. Holdings Inc. 7.991% 20102
$
475
477

 Stater Bros. Holdings Inc. 8.125% 2012
5,360
5,333

 Pathmark Stores, Inc. 8.75% 2012
5,565
5,224

 Molson Coors Capital Finance ULC 4.85% 2010
5,000
4,937

 Spectrum Brands, Inc. 7.375% 2015
5,330
4,477

 PepsiAmericas, Inc. 4.875% 2015
4,000
3,951

 Delhaize America, Inc. 8.125% 2011
3,500
3,833

 Winn-Dixie Stores, Inc. 8.875% 20086
2,300
1,829

 Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 20171,3,9
2,071
1,575

 SUPERVALU INC. 7.50% 2012
2,390
2,559

 Playtex Products, Inc. 9.375% 2011
2,375
2,500

 Elizabeth Arden, Inc. 7.75% 2014
1,780
1,807

 WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011
1,500
1,627

251,568

 INFORMATION TECHNOLOGY — 0.89%

 Electronic Data Systems Corp. 6.334% 2006
18,000
18,149

 Electronic Data Systems Corp. 7.125% 2009
32,000
34,031

 Electronic Data Systems Corp., Series B, 6.50% 20132
58,375
60,082

 Electronic Data Systems Corp. 7.45% 2029
11,475
12,241

 Motorola, Inc. 8.00% 2011
10,995
12,623

 Motorola, Inc. 5.22% 2097
6,250
5,189

 Amkor Technology, Inc. 9.25% 2008
2,895
2,823

 Amkor Technology, Inc. 10.50% 2009
1,855
1,716

 Amkor Technology, Inc. 7.125% 2011
5,780
5,115

 Amkor Technology, Inc. 7.75% 2013
1,025
897

 SunGard Data Systems Inc. 9.125% 20131
8,175
8,502

 SunGard Data Systems Inc. 10.25% 20151
2,000
2,010

 Hyundai Semiconductor America, Inc. 8.625% 20071
10,150
10,453

 Celestica Inc. 7.875% 2011
5,880
5,953

 Celestica Inc. 7.625% 2013
4,170
4,133

 Sanmina-SCI Corp. 10.375% 2010
1,000
1,110

 Sanmina-SCI Corp. 6.75% 2013
7,500
7,172

 Jabil Circuit, Inc. 5.875% 2010
4,750
4,829

 MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011
4,350
4,296

 Iron Mountain Inc. 7.75% 2015
2,010
2,035

 Flextronics International Ltd. 6.50% 2013
925
945

 Freescale Semiconductor, Inc. 6.875% 2011
750
791

 Exodus Communications, Inc. 11.625% 20104,6
1,132
0

205,095

 MORTGAGE-BACKED OBLIGATIONS3— 20.35%

 Fannie Mae 7.00% 2009
98
99

 Fannie Mae 7.50% 2009
158
163

 Fannie Mae 7.50% 2009
127
131

 Fannie Mae 7.50% 2009
34
35

 Fannie Mae 7.50% 2009
32
33

 Fannie Mae 7.50% 2009
30
30

 Fannie Mae 7.50% 2009
24
24

 Fannie Mae 8.50% 2009
105
108

 Fannie Mae 9.50% 2009
31
33

 Fannie Mae 7.00% 2010
78
80

 Fannie Mae, Series 2000-T5B, 7.30% 2010
57,100
62,532

 Fannie Mae, Series 2001-T6B, 6.088% 2011
48,000
50,671

 Fannie Mae, Series 2003-T1, Class B, 4.491% 2012
46,225
45,263

 Fannie Mae 4.89% 2012
25,000
24,758

 Fannie Mae 4.00% 2015
35,180
33,913

 Fannie Mae 6.00% 2016
4,862
4,969

 Fannie Mae 6.00% 2016
2,457
2,511

 Fannie Mae 6.00% 2016
2,347
2,398

 Fannie Mae 6.00% 2016
1,335
1,364

 Fannie Mae 7.00% 2016
337
347

 Fannie Mae 11.50% 2016
693
788

 Fannie Mae 5.00% 2017
4,349
4,316

 Fannie Mae 6.00% 2017
1,707
1,744

 Fannie Mae 5.00% 2018
27,113
26,905

 Fannie Mae 5.00% 2018
19,256
19,108

 Fannie Mae 5.00% 2018
10,521
10,440

 Fannie Mae 5.50% 2018
3,499
3,523

 Fannie Mae 9.00% 2018
53
58

 Fannie Mae 10.00% 2018
519
584

 Fannie Mae 4.50% 2019
7,676
7,483

 Fannie Mae 5.50% 2019
36,663
36,917

 Fannie Mae 5.50% 2019
13,735
13,826

 Fannie Mae 12.00% 2019
639
740

 Fannie Mae, Series 90-93, Class G, 5.50% 2020
53
53

 Fannie Mae 11.00% 2020
218
247

 Fannie Mae 11.271% 20202
609
701

 Fannie Mae 9.00% 2022
231
248

 Fannie Mae 7.50% 2023
183
193

 Fannie Mae, Series 2001-4, Class GA, 10.248% 20252
1,064
1,193

 Fannie Mae, Series 2001-4, Class NA, 11.87% 20252
5,517
6,224

 Fannie Mae 5.269% 20262
1,184
1,208

 Fannie Mae 7.00% 2026
1,817
1,911

 Fannie Mae 8.50% 2027
18
19

 Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028
3,035
2,965

 Fannie Mae 7.00% 2028
978
1,023

 Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028
7,644
8,000

 Fannie Mae 6.50% 2029
361
368

 Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029
1,157
1,214

 Fannie Mae 7.50% 2029
93
98

 Fannie Mae 7.50% 2029
84
88

 Fannie Mae 7.00% 2030
262
273

 Fannie Mae 7.50% 2030
304
319

 Fannie Mae 6.50% 2031
1,504
1,547

 Fannie Mae 6.50% 2031
859
883

 Fannie Mae 6.50% 2031
552
568

 Fannie Mae 6.50% 2031
176
181

 Fannie Mae 7.00% 2031
485
507

 Fannie Mae 7.50% 2031
753
791

 Fannie Mae 7.50% 2031
85
89

 Fannie Mae, Series 2001-20, Class E, 9.607% 20312
190
210

 Fannie Mae, Series 2001-20, Class C, 12.044% 20312
236
265

 Fannie Mae 6.00% 2032
1,218
1,231

 Fannie Mae 6.50% 2032
10,569
10,865

 Fannie Mae 6.50% 2032
6,044
6,213

 Fannie Mae 7.00% 2032
335
350

 Fannie Mae 3.755% 20332
4,118
4,039

 Fannie Mae 5.50% 2033
84,252
83,660

 Fannie Mae 5.50% 2034
14,818
14,695

 Fannie Mae 6.00% 2034
3,316
3,347

 Fannie Mae 6.00% 2034
2,657
2,682

 Fannie Mae 6.00% 2034
2,524
2,548

 Fannie Mae 6.00% 2034
2,193
2,214

 Fannie Mae 6.00% 2034
665
671

 Fannie Mae 6.00% 2034
512
517

 Fannie Mae 4.487% 20352
4,684
4,618

 Fannie Mae 4.588% 20352
22,153
21,872

 Fannie Mae 5.00% 2035
45,000
43,596

 Fannie Mae 5.00% 2035
9,883
9,575

 Fannie Mae 5.00% 2035
5,771
5,591

 Fannie Mae 5.50% 2035
131,107
130,021

 Fannie Mae 5.50% 2035
25,000
24,762

 Fannie Mae 5.50% 2035
12,690
12,569

 Fannie Mae 5.50% 2035
6,859
6,853

 Fannie Mae 5.50% 2035
6,916
6,850

 Fannie Mae 6.00% 2035
17,648
17,817

 Fannie Mae 6.00% 2035
2,717
2,742

 Fannie Mae 6.00% 2035
2,416
2,439

 Fannie Mae 6.00% 2035
873
882

 Fannie Mae 6.00% 2035
838
847

 Fannie Mae 5.50% 2036
48,796
48,316

 Fannie Mae 6.00% 2036
19,670
19,847

 Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037
5,417
5,394

 Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041
11,507
11,906

 Fannie Mae, Series 2001-50, Class BA, 7.00% 2041
3,623
3,770

 Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042
8,482
8,853

 Freddie Mac 8.25% 2007
61
62

 Freddie Mac 8.25% 2007
16
16

 Freddie Mac 8.50% 2007
10
10

 Freddie Mac, Series H009, Class A-2, 1.876% 20082
397
395

 Freddie Mac 8.00% 2008
10
10

 Freddie Mac 8.50% 2008
30
31

 Freddie Mac 8.50% 2008
28
28

 Freddie Mac 8.50% 2008
10
10

 Freddie Mac 8.50% 2008
4
4

 Freddie Mac 8.75% 2008
83
85

 Freddie Mac 8.75% 2008
27
27

 Freddie Mac 8.75% 2008
12
12

 Freddie Mac 8.75% 2008
11
11

 Freddie Mac 8.00% 2009
7
7

 Freddie Mac 8.50% 2009
141
146

 Freddie Mac 8.50% 2010
137
142

 Freddie Mac 8.50% 2010
92
94

 Freddie Mac 4.00% 2015
48,184
46,093

 Freddie Mac 6.00% 2017
813
830

 Freddie Mac 6.00% 2017
812
828

 Freddie Mac, Series 2310, Class A, 10.582% 20172
1,232
1,336

 Freddie Mac 5.00% 2018
25,958
25,775

 Freddie Mac 11.00% 2018
156
175

 Freddie Mac 8.50% 2020
264
285

 Freddie Mac 8.50% 2020
93
100

 Freddie Mac, Series 41, Class F, 10.00% 2020
205
205

 Freddie Mac, Series 178, Class Z, 9.25% 2021
145
154

 Freddie Mac 8.00% 2026
161
173

 Freddie Mac 8.50% 2027
35
38

 Freddie Mac 4.648% 20352
27,018
26,639

 Freddie Mac 4.79% 20352
14,380
14,224

 Freddie Mac 5.00% 2035
48,159
46,619

 Freddie Mac 5.00% 2035
11,685
11,311

 Freddie Mac, Series 3061, Class PN, 5.50% 2035
64,198
64,679

 Freddie Mac 5.50% 2035
24,100
23,882

 Freddie Mac 5.50% 2035
24,066
23,848

 Freddie Mac, Series 2977, Class NX, 5.50% 2035
10,880
10,653

 Freddie Mac 6.50% 2035
1,276
1,308

 Freddie Mac 6.50% 2035
1,188
1,217

 Freddie Mac 6.50% 2035
1,092
1,120

 Freddie Mac 6.00% 2036
408,600
412,527

 Freddie Mac 6.50% 2036
800
820

 Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019
12,164
12,004

 Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020
5,034
4,907

 Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020
9,703
9,764

 Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 20352
33,190
33,065

 Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035
107,348
107,357

 Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035
59,304
59,394

 Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035
40,955
40,609

 Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035
39,530
39,530

 Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035
17,543
17,559

 Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035
6,706
6,665

 Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035
3,354
3,320

 Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035
38,990
39,109

 Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035
22,220
22,223

 Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035
1,464
1,462

 Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036
9,573
9,324

 Countrywide Alternative Loan Trust, Series 2005-73CB, Class 2-A-1, 5.75% 2036
7,692
7,710

 CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032
2,229
2,242

 CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032
221
223

 CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.321% 20332
1,278
1,281

 CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033
11,822
12,004

 CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033
2,928
2,994

 CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.603% 20342
22,187
21,846

 CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034
14,140
14,128

 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034
7,770
7,929

 CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034
460
487

 CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035
1,731
1,689

 CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035
24,662
24,735

 CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035
12,557
12,674

 CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035
67,122
70,506

 CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351
1,500
1,638

 CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036
26,650
28,248

 CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037
10,681
10,452

 CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037
20,000
19,373

 CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037
1,394
1,391

 CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039
20,600
19,746

 CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040
42,000
42,157

 CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.801% 20412
5,725
6,231

 Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030
2,405
2,440

 Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.234% 20312
233,877
3,167

 Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.01% 20311,2
149,262
5,105

 Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032
16,480
17,873

 Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035
22,583
22,022

 Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041
3,944
3,870

 Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041
10,000
9,670

 Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042
64,000
63,093

 Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042
38,825
38,157

 Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019
2,902
2,848

 Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034
16,214
16,158

 Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034
50,705
50,657

 Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034
2,459
2,454

 Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035
43,990
43,402

 Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035
5,000
4,868

 Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035
5,000
4,967

 Residential Accredit Loans, Inc., Series 2005-QS15, Class 2-A, 6.00% 2035
8,005
8,000

 Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035
6,179
6,176

 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 20372
45,000
45,519

 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039
16,194
15,677

 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042
10,508
10,374

 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042
25,000
24,633

 J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046
31,455
30,991

 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019
2,004
2,007

 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 20332
33,235
32,544

 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 20332
7,168
7,148

 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 20332
6,579
6,558

 WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.456% 20332
16,450
16,165

 WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.597% 20342
37,250
36,595

 WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 20452
23,517
23,517

 Government National Mortgage Assn. 7.50% 2007
29
30

 Government National Mortgage Assn. 6.50% 2008
179
185

 Government National Mortgage Assn. 6.50% 2008
47
48

 Government National Mortgage Assn. 7.50% 2008
47
48

 Government National Mortgage Assn. 7.50% 2008
35
35

 Government National Mortgage Assn. 7.50% 2008
34
34

 Government National Mortgage Assn. 7.50% 2008
28
28

 Government National Mortgage Assn. 7.50% 2008
14
14

 Government National Mortgage Assn. 6.50% 2009
64
66

 Government National Mortgage Assn. 7.50% 2009
61
64

 Government National Mortgage Assn. 7.50% 2009
52
55

 Government National Mortgage Assn. 7.50% 2009
46
49

 Government National Mortgage Assn. 7.50% 2009
47
48

 Government National Mortgage Assn. 7.50% 2009
41
42

 Government National Mortgage Assn. 7.50% 2009
38
40

 Government National Mortgage Assn. 7.50% 2009
28
29

 Government National Mortgage Assn. 9.00% 2009
578
597

 Government National Mortgage Assn. 9.50% 2009
607
635

 Government National Mortgage Assn. 9.50% 2009
45
47

 Government National Mortgage Assn. 9.00% 2016
119
130

 Government National Mortgage Assn. 9.00% 2017
40
43

 Government National Mortgage Assn. 9.50% 2019
289
316

 Government National Mortgage Assn. 8.50% 2020
67
72

 Government National Mortgage Assn. 8.50% 2020
47
50

 Government National Mortgage Assn. 9.50% 2020
125
136

 Government National Mortgage Assn. 10.00% 2020
908
1,040

 Government National Mortgage Assn. 8.50% 2021
298
320

 Government National Mortgage Assn. 8.50% 2021
181
195

 Government National Mortgage Assn. 8.50% 2021
117
126

 Government National Mortgage Assn. 8.50% 2021
47
50

 Government National Mortgage Assn. 10.00% 2021
1,996
2,257

 Government National Mortgage Assn. 9.00% 2022
44
48

 Government National Mortgage Assn. 8.50% 2023
38
41

 Government National Mortgage Assn. 8.50% 2024
36
38

 Government National Mortgage Assn. 8.50% 2024
27
29

 Government National Mortgage Assn. 8.50% 2027
31
33

 Government National Mortgage Assn. 8.50% 2028
25
27

 Government National Mortgage Assn. 8.50% 2029
29
31

 Government National Mortgage Assn. 4.00% 20352
16,741
16,391

 Government National Mortgage Assn. 4.00% 20352
7,338
7,167

 Government National Mortgage Assn. 4.00% 20352
3,485
3,404

 Government National Mortgage Assn. 6.00% 2035
46,025
47,025

 Government National Mortgage Assn. 6.00% 2035
37,525
38,340

 CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.471% 20332
4,642
4,562

 CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.727% 20332
10,497
10,339

 CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.676% 20342
12,581
12,391

 CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.184% 20342
5,707
5,695

 CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 20352
85,300
85,368

 Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.992% 20332
30,223
29,570

 Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.079% 20332
6,856
6,727

 Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 20332
6,584
6,524

 Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.264% 20342
16,820
16,381

 Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 20342
2,714
2,685

 Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 20352
51,800
50,564

 Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030
42,744
44,222

 Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030
12,078
12,414

 Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032
11,042
11,571

 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032
17,183
18,479

 Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20351
36,000
35,256

 Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 20351
43,000
41,990

 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036
56,200
59,331

 Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041
9,655
9,379

 GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029
11,964
12,237

 GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029
8,300
8,560

 GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034
30,250
31,973

 GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035
9,000
9,339

 Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029
858
853

 Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032
10,000
9,896

 Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572% 2033
6,038
5,891

 Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 20332
10,000
9,845

 Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033
9,000
8,833

 Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034
26,100
25,346

 Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.992% 20352
53,524
54,009

 HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.17% 20452
51,897
52,424

 Nykredit 4.00% 2035
DKr335,041
51,566

 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 20331
$
3,242
3,280

 Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033
17,250
18,214

 Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035
12,580
12,725

 Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035
16,420
17,313

 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261
41,310
44,714

 Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 20332
16,825
16,718

 Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 20342
28,382
27,738

 SBA CMBS Trust, Series 2005-1A, 5.369% 20351
33,000
32,984

 SBA CMBS Trust, Series 2005-1B, 5.565% 20351
3,300
3,298

 SBA CMBS Trust, Series 2005-1E, 6.706% 20351
7,460
7,453

 Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 20332
25,209
24,549

 Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 20332
7,454
7,390

 Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.533% 20332
10,360
10,192

 Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035
23,606
23,586

 Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035
15,604
15,727

 Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009
€29,447
37,350

 GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.215% 20302
$
31,076
31,986

 GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 20302
3,750
3,929

 Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030
14,794
15,237

 Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031
1,276
1,278

 Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031
10,000
10,379

 Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042
7,875
7,924

 Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.88% 20352
33,997
34,189

 Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.058% 20352
32,659
32,904

 Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.70% 20342
29,270
29,009

 Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034
3,605
3,602

 Mastr Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033
896
897

 Mastr Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034
1,716
1,715

 Mastr Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035
18,321
18,287

 Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035
4,461
4,425

 Mastr Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035
5,983
6,016

 Mastr Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035
745
759

 Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035
4,200
4,076

 Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035
1,979
1,933

 Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042
24,000
23,735

 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031
5,000
5,369

 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031
17,125
18,560

 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031
5,000
5,425

 Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035
17,468
18,070

 Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036
8,744
8,455

 Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037
2,085
2,047

 GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033
337
344

 GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033
17,590
18,706

 GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038
3,289
3,323

 GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038
2,500
2,618

 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 20271,2
7,995
8,102

 Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 20271,2
2,926
2,980

 Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.86% 20281,2
1,946
2,006

 Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 20332
2,352
2,330

 Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035
6,927
6,593

 Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035
2,874
2,819

 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025
14,500
15,959

 LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026
8,300
8,612

 Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031
18,000
18,887

 Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038
20,000
18,765

 Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 20341
19,255
18,542

 Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035
18,070
18,190

 First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035
15,501
15,500

 GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 20111
15,134
15,155

 GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.952% 20352
15,058
14,899

 Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037
13,668
13,645

 Dexia Municipal Agency 3.50% 2009
€10,076
12,083

 Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2020
$
2,016
2,055

 Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.639% 20352
9,456
9,453

 Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.334% 20342
11,649
11,401

 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032
10,000
10,413

 DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031
9,351
9,563

 First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032
5,612
5,771

 First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033
3,158
3,207

 Hypothekenbank in Essen AG 5.25% 2008
€6,000
$
7,413

 Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 20342
$
6,439
6,371

 Rheinische Hypothekenbank Eurobond 4.25% 2008
€5,000
6,100

 SACO I Trust, Series 2005-2, Class A, interest only, 6.00% 20071
$
24,546
1,974

 SACO I Trust, Series 2005-1, Class A, interest only, 6.00% 20071
16,489
1,175

 SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 20351
29,359
2,495

 Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 20151
5,000
5,201

 RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032
5,000
4,836

 Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034
3,836
3,770

 Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.208% 20401,2
2,719
2,628

 Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030
2,021
2,036

 Ball Corp., Series 2005-BOCA, Class E, 4.789% 20161,2
1,750
1,753

 GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 20271
707
737

 Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027
501
500

 First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017
139
34

 First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017
139
112

4,674,108

 U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 9.78%

 U.S. Treasury 5.625% 200610
12,350
12,372

 U.S. Treasury 6.875% 200610
105,320
106,274

 U.S. Treasury 7.00% 200610
100,000
101,328

 U.S. Treasury 3.125% 200710
10,300
10,123

 U.S. Treasury 3.375% 200710,11
62,857
63,355

 U.S. Treasury 2.625% 200810
20,000
19,213

 U.S. Treasury 3.375% 200810
20,500
19,951

 U.S. Treasury 3.625% 200810,11
74,570
76,610

 U.S. Treasury 3.625% 200910
401,750
392,020

 U.S. Treasury 6.00% 200910
925
975

 U.S. Treasury Principal Strip 0% 200910
1,250
1,070

 U.S. Treasury 0.875% 201010,11
10,514
9,997

 U.S. Treasury 3.50% 201110,11
57,219
61,175

 U.S. Treasury 5.00% 201110
25,925
26,699

 U.S. Treasury 3.00% 201210,11
493
522

 U.S. Treasury 10.375% 201210
24,500
27,057

 U.S. Treasury 4.25% 201310
10,000
9,913

 U.S. Treasury 12.00% 201310
10,000
11,845

 U.S. Treasury 2.00% 201410,11
45,839
45,612

 U.S. Treasury 4.00% 2014
3,175
3,090

 U.S. Treasury 11.25% 2015
70,000
105,416

 U.S. Treasury Principal Strip 0% 2015
11,020
7,178

 U.S. Treasury 9.25% 2016
33,650
46,647

 U.S. Treasury 8.875% 2017
60,000
83,428

 U.S. Treasury Principal Strip 0% 2018
31,220
17,759

 U.S. Treasury 6.875% 2025
226,450
291,801

 U.S. Treasury 5.25% 2028
32,820
35,799

 U.S. Treasury 3.875% 202911
363
492

 U.S. Treasury Principal Strip 0% 2029
4,150
1,447

 U.S. Treasury 6.25% 2030
12,375
15,370

 U.S. Treasury 5.375% 2031
9,600
10,785

 U.S. Treasury 3.375% 203211
421
550

 Freddie Mac 4.125% 2009
25,000
24,494

 Freddie Mac 4.125% 2010
262,250
255,662

 Freddie Mac 6.25% 2012
15,000
15,192

 Federal Home Loan Bank 2.375% 2006
69,550
69,166

 Federal Home Loan Bank 2.50% 2006
41,145
40,916

 Federal Home Loan Bank 2.875% 2006
39,500
39,241

 Federal Home Loan Bank 2.875% 2006
37,500
37,020

 Federal Home Loan Bank 3.70% 2007
20,000
19,662

 Federal Home Loan Bank 5.823% 2009
46,690
48,122

 Fannie Mae 5.25% 2012
50,000
50,454

 Federal Agricultural Mortgage Corp. 4.25% 2008
17,000
16,771

 United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 20153
11,110
10,630

 Republic of Egypt; United States Agency for International Development 4.45% 2015
5,000
4,909

2,248,112

 NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.73%

 Japanese Government 0.50% 2007
¥3,834,550
32,648

 Japanese Government 0.90% 2008
7,187,550
61,707

 Japanese Government 1.80% 2010
487,350
4,317

 Japanese Government 1.30% 2011
7,036,050
60,799

 Japanese Government 0.50% 2013
3,840,500
30,850

 Japanese Government 1.50% 2014
3,312,850
28,386

 German Government 4.50% 2006
€57,580
68,867

 German Government 4.50% 2009
55,000
68,295

 German Government 6.25% 2030
30,500
51,497

 United Mexican States Government Global 4.625% 2008
$
11,000
10,876

 United Mexican States Government Global 10.375% 2009
14,500
16,726

 United Mexican States Government, Series MI10, 9.50% 2014
MXP394,000
40,003

 United Mexican States Government Eurobonds 4.25% 2015
€9,980
11,874

 United Mexican States Government Global 11.375% 2016
$
18,658
27,474

 United Mexican States Government, Series M20, 8.00% 2023
MXP153,800
13,661

 United Mexican States Government, Series M20, 10.00% 2024
228,500
24,386

 United Mexican States Government Global 8.30% 2031
$
8,220
10,583

 United Mexican States Government Global 7.50% 2033
6,705
7,955

 United Kingdom 5.00% 2008
£ 1,380
2,413

 United Kingdom 4.75% 2010
27,275
47,982

 United Kingdom 4.75% 2015
32,636
58,982

 United Kingdom 6.00% 2028
1,800
4,006

 United Kingdom 4.25% 2032
23,645
42,344

 Korean Government 4.50% 2008
KRW71,938,000
70,379

 Korean Government 4.50% 2009
18,516,000
18,023

 Korean Government 4.00% 2010
8,515,000
8,061

 Korean Government 4.25% 2014
26,585,000
23,971

 Polish Government 5.75% 2010
PLZ122,110
38,734

 Polish Government 6.00% 2010
157,250
50,457

 Canadian Government 4.25% 202611
C$67,939
83,136

 Israeli Government 7.50% 2014
ILS347,282
81,757

 Russian Federation 8.25% 2010
$
4,000
4,268

 Russian Federation 5.00%/7.50% 20305
51,610
58,319

 Russian Federation 5.00%/7.50% 20301,5
145
164

 Swedish Government 5.00% 2009
SKr105,000
13,993

 Swedish Government 5.25% 2011
311,885
43,153

 French Government O.A.T. Eurobond 5.00% 2011
€ 1,750
2,275

 French Government O.A.T. Eurobond Strip Principal 0% 2019
14,000
10,310

 French Government O.A.T. Eurobond 5.50% 2029
7,610
11,719

 French Government O.A.T. Eurobond 4.75% 2035
21,075
30,033

 Queensland Treasury Corp. 6.00% 2015
A$57,080
43,917

 Thai Government 4.125% 2009
THB905,000
21,259

 Thai Government 5.00% 2014
735,810
17,460

 Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014
$
19,750
25,576

 Italian Government BTPS Eurobond 6.00% 2007
€16,204
$
20,216

 Export-Import Bank of China 4.875% 20151
$
20,000
19,477

 State of Qatar 9.75% 2030
12,220
18,697

 Spanish Government 4.25% 2007
€13,765
16,664

 Argentina (Republic of) 3.504% 20122
$
8,850
6,827

 Argentina (Republic of) 6.84% 20338,11
ARS15,664
5,664

 Argentina (Republic of) GDP-Linked 2035
53,811
881

 Argentina (Republic of) 0.72% 203811
10,050
1,609

 Bulgaria (Republic of) 8.25% 2015
$
9,000
10,891

 Banque Centrale de Tunisie 4.75% 2011
€3,000
3,734

 Banque Centrale de Tunisie 7.375% 2012
$
6,250
6,984

 Corporación Andina de Fomento 6.875% 2012
5,895
6,423

 Corporación Andina de Fomento 5.125% 2015
2,000
1,973

 El Salvador (Republic of) 7.65% 20351
4,850
5,020

 El Salvador (Republic of) 7.65% 2035
3,170
3,281

 Brazil (Federal Republic of) Global 7.875% 2015
1,250
1,334

 Brazil (Federal Republic of) Global 8.00% 2018
644
696

 Brazil (Federal Republic of) Global 8.875% 2024
1,375
1,537

 Brazil (Federal Republic of) Global 12.25% 2030
425
614

 Brazil (Federal Republic of) Global 11.00% 2040
3,110
4,013

 Panama (Republic of) Global 9.375% 2023
4,062
5,108

 Panama (Republic of) Global 7.125% 2026
690
702

 Panama (Republic of) Global 8.875% 2027
250
299

 Panama (Republic of) Global 9.375% 2029
675
852

 Columbia (Republic of) Global 8.25% 2014
2,500
2,787

 Colombia (Republic of) Global 12.00% 2015
COP2,330,000
1,209

 Peru (Republic of) 9.125% 2012
$
432
496

 Peru (Republic of) 8.375% 2016
2,500
2,756

 Peru (Republic of) Past Due Interest Eurobond 5.00% 20172
357
338

 Turkey (Republic of) 12.375% 2009
500
606

 Turkey (Republic of) 15.00% 2010
TRY3,250
2,636

 New Zealand Government 4.50% 201611
$
NZ3,664
2,760

 Dominican Republic 9.50% 20111,8
$
2,236
2,371

 Venezuela (Republic of) Global 8.50% 2014
245
270

 Venezuela (Republic of) 9.25% 2027
780
926

 Guatemala (Republic of) 10.25% 20111
1,000
1,195

1,545,441

 ASSET-BACKED OBLIGATIONS3— 6.14%

 ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 20091
21,000
20,584

 ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 20091
51,820
51,466

 ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 20111
32,000
31,053

 ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 20111
30,000
29,880

 Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 20101
8,600
8,521

 Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012
28,125
27,557

 Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 20121
60,520
59,191

 Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 20131
17,500
17,527

 CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024
10,000
9,900

 CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 20332
20,212
20,248

 CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034
16,000
15,384

 CWABS, Inc., Series 2004-15, Class 2-AV-2, 4.649% 20342
27,906
27,970

 CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036
22,666
22,450

 MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009
17,000
17,059

 MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011
3,000
3,101

 MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011
3,750
3,901

 MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013
46,850
46,293

 WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010
9,247
9,185

 WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011
2,696
2,637

 WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011
14,600
14,226

 WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012
35,250
34,562

 CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 20091
3,895
3,805

 CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 20091
953
947

 CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 20091
553
551

 CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 20101
7,141
7,048

 CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 20111
22,810
22,560

 CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20121
12,000
11,849

 CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20151
7,600
7,600

 Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018
5,100
5,034

 Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024
7,660
8,019

 Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024
10,250
10,691

 Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026
4,135
4,346

 Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 4.541% 20272
1,235
1,234

 Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027
4,866
5,100

 Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030
6,889
7,465

 Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032
1,500
1,532

 Residential Asset Securities Corp. Trust, Series 1999-KS3, Class A-I-7, AMBAC insured, 7.505% 2030
2,165
2,160

 Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031
20,042
20,158

 Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 20352
20,000
20,022

 Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020
12,500
12,379

 Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034
3,000
2,948

 Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034
19,594
19,416

 Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035
6,000
5,850

 Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028
39,935
38,947

 UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010
14,000
13,900

 UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011
20,000
20,097

 Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 4.679% 20332
4,750
4,760

 Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 4.879% 20352
27,944
28,014

 Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20231
29,472
29,163

 Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20111
14,500
14,497

 Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20111
13,000
12,997

 Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20171
25,626
25,407

 Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 20256
3,991
1,046

 Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028
4,287
4,440

 Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029
9,115
9,497

 Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029
5,880
5,310

 Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 20296
3,051
—

 Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 20306
8,028
1

 Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 6.119% 20332
4,500
4,540

 Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021
10,148
10,305

 Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027
8,290
8,576

 Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032
3,000
3,198

 Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009
21,750
21,257

 First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 20111
11,364
11,120

 First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 20121
10,000
9,928

 AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009
1,645
1,621

 AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009
3,324
3,299

 AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010
15,500
15,332

 Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 4.909% 20342
20,000
20,065

 Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012
20,000
19,676

 New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 5.19% 20312
5,000
5,006

 New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034
11,000
11,000

 New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034
3,000
3,038

 Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 20111
$
15,000
$
14,646

 Providian Gateway Master Trust, Series 2004-AA, Class C, 5.269% 20111,2
4,000
4,039

 Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 6.501% 20071,2
10,158
10,209

 Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 20071
8,250
7,960

 Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013
17,500
17,303

 Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012
17,000
16,799

 CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 20171
13,800
14,813

 PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009
14,450
14,733

 PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009
14,250
14,613

 Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 20101
4,274
4,217

 Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 20121
10,000
9,902

 Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 4.859% 20342
13,808
13,835

 Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 4.459% 20352
13,056
13,054

 Providian Master Note Trust, Series 2005-A1A, Class A, 4.429% 20121,2
10,000
10,008

 Providian Master Note Trust, Series 2005-B1A, Class B, 4.669% 20121,2
3,000
3,010

 SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 5.041% 20302
10,000
10,234

 SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20391
£1,160
2,090

 AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 20071
$
12,000
11,944

 MMCA Auto Owner Trust, Series 2001-3, Class B, 5.319% 20082
1,255
1,256

 MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009
1,543
1,531

 MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010
8,087
8,068

 Capital One Multi-asset Execution Trust, Series 2005-7, Class A, 4.70% 2015
10,750
10,649

 Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009
10,000
9,892

 PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 20111
8,831
9,225

 Citibank Credit Card Issuance Trust, Class 2005-B1, 4.40% 2010
9,000
8,886

 PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011
8,825
8,669

 Home Equity Asset Trust, Series 2004-2, Class M-1, 4.909% 20342
1,000
1,004

 Home Equity Asset Trust, Series 2004-7, Class M-1, 4.999% 20352
7,500
7,559

 GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 4.66% 20222
8,153
8,193

 Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.069% 20101,2
8,000
8,056

 Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008
7,921
7,908

 Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 20352
7,450
7,463

 Discover Card Master Trust I, Series 1996-4, Class B, 4.919% 20132
7,000
7,129

 American Express Credit Account Master Trust, Series 2005-3, Class B, 4.509% 20112
7,000
7,001

 ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20221
6,836
6,938

 Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013
2,427
2,402

 Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035
2,500
2,461

 Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035
2,000
2,007

 First USA Credit Card Master Trust, Series 1997-4, Class C, 5.37% 20101,2
6,630
6,657

 PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 20101
6,357
6,298

 Impac CMB Grantor Trust, Series 2004-6, Class M-4, 5.529% 20342
5,955
5,989

 Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014
3,977
3,831

 Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018
2,039
2,021

 Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 20101
5,584
5,524

 Chase Credit Card Owner Trust, Series 2003-6, Class B, 4.719% 20112
5,000
5,029

 West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008
4,500
4,660

 Advanta Business Card Master Trust, Series 2005-C1, Class C, 4.88% 20112
2,000
2,003

 Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.50% 20132
2,000
1,996

 Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031
1,750
1,732

 Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035
2,000
1,967

 Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 20352
3,490
3,425

 Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20351
3,400
3,342

 IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030
3,031
3,042

 Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009
298
295

 Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009
1,604
1,596

 Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010
1,099
1,090

 Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 20091
2,867
2,843

 California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,

 Series 1997-1, Class A-7, 6.42% 2008
2,601
2,622

 Chase Manhattan Auto Owner Trust, Series 2002-B, 4.24% 2009
2,132
2,132

 Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029
1,983
1,992

 Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 20091
2,000
1,986

 New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010
1,649
1,648

 Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 20091
1,562
1,545

 Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 20071
1,117
1,119

 Capital One Master Trust, Series 2002-1A, Class B, 4.969% 20112
1,000
1,013

 California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,

 Series 1997-1, Class A-6, 6.38% 2008
960
969

 NPF XII, Inc., Series 1999-3, Class B, 2.389% 20031,2,7
3,000
0

 NPF XII, Inc., Series 2001-1A, Class A, 1.989% 20041,2,7
7,000
280

 NPF XII, Inc., Series 2001-3, Class A, 5.52% 20071,6
16,000
640

 SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 20081
401
399

 SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 20091
255
252

 Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 5.129% 20322
581
582

 Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007
428
429

1,410,100

 MUNICIPALS — 1.08%

 State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033
64,975
70,816

 State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027
38,330
40,488

  State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025

28,051
27,958

  State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024

15,500
16,935

  State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2002, 5.75% 2032

4,855
5,046

  State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025

20,639
20,582

 State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006
13,320
13,301

 State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030
10,000
10,239

State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000
4,889

State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000
4,937

  California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds  (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 20091
8,861
9,073

 State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026
6,715
7,253

State of South Carolina, Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022	6,410
6,772

 State of South Carolina, Piedmont Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2004-A-1, 3.60% 2006
5,000
5,000

  State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds  (Economic Development and Housing), Series B, 2.88% 2007
2,000
1,956

  State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds  (Economic Development and Housing), Series B, 3.09% 2007
2,200
2,138

247,383

 Total bonds & notes (cost: $20,648,010,000)
20,738,984

Shares or
Market value

 Convertible securities — 0.53%
principal amount
(000
)

 CONSUMER DISCRETIONARY — 0.17%

 Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010
€18,421,000
$
22,113

 General Motors Corp., Series B, 5.25% convertible senior debentures 2032
$
17,375,000
10,355

 Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032
128,100
3,536

36,004

 INFORMATION TECHNOLOGY — 0.11%

 Conexant Systems, Inc. 4.00% convertible subordinated notes 2007
$
14,700,000
14,204

 SCI Systems, Inc. 3.00% convertible subordinated debentures 2007
$
12,000,000
11,550

25,754

 TELECOMMUNICATION SERVICES — 0.09%

 American Tower Corp. 5.00% convertible debentures 2010
$
21,000,000
20,921

 INDUSTRIALS — 0.07%

 Cummins Capital Trust I 7.00% QUIPS convertible preferred 20311
180,000
17,055

 UTILITIES — 0.07%

 AES Trust VII 6.00% convertible preferred 2008
351,450
16,817

 FINANCIALS — 0.02%

 Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008
70,400
3,545

 MISCELLANEOUS — 0.00%

 Other convertible securities in initial period of acquisition

924

 Total convertible securities (cost: $99,629,000)
121,020

 Preferred securities — 3.49%
Shares

 FINANCIALS — 3.49%

 Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred1,2
121,238,000
134,157

 IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred1,2
57,500,000
62,197

 HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred1,2
87,750,000
102,792

 HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred1,2
25,000,000
38,303

 HSBC Capital Funding LP 8.03% noncumulative preferred2
20,000,000
29,312

 Fannie Mae, Series O, 7.00% preferred1
1,369,000
74,953

 Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities1
1,670,000
45,508

 Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities1
230,000
5,894

 Resona Preferred Global Securities (Cayman) Ltd. 7.191%1,2
47,710,000
50,706

 BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred1,2
21,750,000
22,783

 BNP Paribas Capital Trust 9.003% noncumulative trust preferred1,2
19,000,000
22,014

 ING Capital Funding Trust III 8.439% noncumulative preferred2
31,000,000
35,284

 NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares
1,200,000
31,812

 Chuo Mitsui Trust and Banking Co., Ltd. 5.506%1,2
24,970,000
24,239

 RBS Capital Trust I 4.709% noncumulative trust preferred2
18,550,000
17,658

 Royal Bank of Scotland Group PLC 6.625%2
4,700,000
6,184

 RBS Capital Trust IV 5.327% noncumulative trust preferred2
5,000,000
5,053

 SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred1,2
17,638,000
19,327

 Standard Chartered Capital Trust I 8.16%2
10,000,000
$
13,893

 Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred1,2
12,000,000
13,271

 DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares1,2
11,250,000
12,461

 Weingarten Realty Investors, Series D, 6.75% preferred 2008
400,000
10,304

 HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred2
3,000,000
5,839

 New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate
112,500
5,780

 ACE Ltd., Series C, 7.80% preferred depositary shares
217,355
5,673

 Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate
50,000
5,117

800,514

 CONSUMER STAPLES — 0.00%

 Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039
18,500
470

 CONSUMER DISCRETIONARY — 0.00%

 Adelphia Communications Corp., Series B, 13.00% preferred 200912
50,565
25

 INFORMATION TECHNOLOGY — 0.00%

 ZiLOG, Inc. - MOD III Inc., units4,12,13
1,447
0

 TELECOMMUNICATION SERVICES — 0.00%

 XO Communications, Inc. 14.00% preferred 20094,8,12
24
0

 Total preferred securities (cost: $720,185,000)
801,009

 Common stocks — 0.27%

 UTILITIES — 0.16%

 Drax Group PLC12
4,430,290
37,689

 FINANCIALS — 0.04%

 Beverly Hills Bancorp Inc.
883,800
9,165

 TELECOMMUNICATION SERVICES — 0.04%

 Dobson Communications Corp., Class A1,12
1,051,359
7,885

 XO Communications, Inc.12
5,685
10

7,895

 INDUSTRIALS — 0.02%

 DigitalGlobe Inc.1,4,12
3,984,039
3,984

 Delta Air Lines, Inc.1,12
312,961
235

4,219

 INFORMATION TECHNOLOGY — 0.01%

 ZiLOG, Inc.12,13
879,000
2,145

 HEALTH CARE — 0.00%

 Clarent Hospital Corp.4,12,13
331,291
$
165

 Total common stocks (cost: $55,856,000)
61,278

 Warrants — 0.00%

 TELECOMMUNICATION SERVICES — 0.00%

 XO Communications, Inc., Series A, warrants, expire 201012
11,373
3

 XO Communications, Inc., Series B, warrants, expire 201012
8,529
1

 XO Communications, Inc., Series C, warrants, expire 201012
8,529
1

 GT Group Telecom Inc., warrants, expire 20101,4,12
2,750
0

 Total warrants (cost: $143,000)
5

 Short-term securities — 6.97%
Principal amount (000
)

 CAFCO, LLC 4.33%-4.37% due 2/14-3/9/20061,10
$
104,400
103,642

 CAFCO, LLC 4.09% due 1/5/20061
50,000
49,973

 Ciesco LLC 4.37% due 3/1/20061,10
41,400
41,111

 Clipper Receivables Co., LLC 4.28%-4.30% due 1/17-1/26/20061
173,600
173,185

 Pfizer Investment Capital PLC 4.175%-4.25% due 1/19-1/24/20061
170,500
170,090

 Procter & Gamble Co. 4.18%-4.24% due 1/4-1/20/20061
140,000
139,765

 Freddie Mac 4.23%-4.255% due 2/16-2/27/200610
78,400
77,949

 Freddie Mac 4.18% due 2/1/2006
45,300
45,133

 Federal Home Loan Bank 4.10%-4.15% due 1/20-1/27/2006
88,500
88,268

 Park Avenue Receivables Co., LLC 4.25%-4.29% due 1/10-1/27/20061
61,500
61,370

 Preferred Receivables Funding Corp. 4.32% due 1/30/20061
20,400
20,327

 Triple-A One Funding Corp. 4.30% due 1/12-1/13/20061
75,560
75,445

 Federal Farm Credit Banks 4.10%-4.15% due 1/4-1/12/2006
69,300
69,250

 Concentrate Manufacturing Co. of Ireland 4.20%-4.25% due 1/6-1/27/20061
63,600
63,427

 NetJets Inc. 4.29% due 2/7-2/10/20061,10
53,900
53,647

 Atlantic Industries 4.28%-4.30% due 2/10-2/17/20061,10
53,200
52,929

 Variable Funding Capital Corp. 4.31% due 2/9-2/10/20061,10
49,700
49,459

 Gannett Co. 4.25% due 1/18/20061
37,500
37,420

 Bank of America Corp. 4.10% due 1/6/2006
37,000
36,976

 American General Finance Corp. 4.25% due 1/30/2006
35,000
34,876

 Wal-Mart Stores Inc. 4.08% due 1/10/20061
25,400
25,371

 Cloverleaf International Holdings SA 4.25% due 1/9/20061
25,000
24,973

 Verizon Network Funding Corp. 4.27% due 1/17/2006
25,000
24,950

 Anheuser-Busch Companies, Inc. 4.30% due 2/27/20061,10
25,000
24,827

 Hershey Co. 4.24% due 1/10/20061
24,000
23,972

 Tennessee Valley Authority 4.03% due 1/12/2006
15,800
15,778

 General Electric Capital Corp. 4.20% due 1/3/2006
13,200
13,194

 Fannie Mae 4.25% due 3/3/200610
6,000
5,956

 Total short-term securities (cost: $1,603,204,000)
1,603,263

Market value (000
)

 Total investment securities (cost: $23,127,027,000)
$
23,325,559

 Other assets less liabilities
(349,936
)

 Net assets
$
22,975,623

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,137,294,000, which represented 22.36% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
4 Valued under fair value procedures adopted by authority of the board of directors.
5 Step bond; coupon rate will increase at a later date.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.
7 Company did not make principal payment upon scheduled maturity date; reorganization pending.
8 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9 Scheduled interest payments not made; reorganization pending.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
11Index-linked bond whose principal amount moves with a government retail price index.
12Security did not produce income during the last 12 months.
13Represents an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements

Financial statements

 Statement of assets and liabilities

 at December 31, 2005
(dollars and shares in thousands, except per-share amounts)

 Assets:

 Investment securities at market:

 Unaffiliated issuers (cost: $23,109,565)
$
23,323,248

 Affiliated issuers (cost: $17,462)
2,311
$
23,325,559

 Cash
48,893

 Receivables for:

 Sales of investments
4,840

 Sales of fund's shares
67,108

 Open forward currency contracts
4,878

 Closed forward currency contracts
2,740

 Dividends and interest
266,071
345,637

23,720,089

 Liabilities:

 Payables for:

 Purchases of investments
511,105

 Repurchases of fund's shares
215,627

 Open forward currency contracts
1,877

 Closed forward currency contracts
1,463

 Investment advisory services
4,407

 Services provided by affiliates
8,809

 Deferred directors' compensation
383

 Other fees and expenses
795
744,466

 Net assets at December 31, 2005
$
22,975,623

 Net assets consist of:

 Capital paid in on shares of capital stock
$
23,238,530

 Undistributed net investment income
13,350

 Accumulated net realized loss
(477,091
)

 Net unrealized appreciation
200,834

 Net assets at December 31, 2005
$
22,975,623

 Total authorized capital stock - 2,500,000 shares, $.001 par value (1,737,335 total shares outstanding)

Net assets
Shares outstanding
Net asset value per share(1
)

 Class A
$
17,737,821
1,341,270
$
13.22

 Class B
1,415,200
107,013
13.22

 Class C
1,428,965
108,054
13.22

 Class F
802,612
60,691
13.22

 Class 529-A
273,364
20,671
13.22

 Class 529-B
57,877
4,376
13.22

 Class 529-C
120,777
9,133
13.22

 Class 529-E
15,347
1,160
13.22

 Class 529-F
7,310
553
13.22

 Class R-1
17,635
1,333
13.22

 Class R-2
351,636
26,590
13.22

 Class R-3
361,447
27,331
13.22

 Class R-4
181,490
13,724
13.22

 Class R-5
204,142
15,436
13.22

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.74 each.

 See Notes to Financial Statements

 Statement of operations

 for the year ended December 31, 2005
(dollars in thousands	)

 Investment income:

 Income:

 Interest (net of non-U.S. withholding

 tax of $814; also includes $704 from affiliates)
$
1,106,786

 Dividends (includes

 $523 from affiliates)
17,734
$
1,124,520

 Fees and expenses:(1)

 Investment advisory services
53,137

 Distribution services
76,616

 Transfer agent services
21,808

 Administrative services
7,504

 Reports to shareholders
1,028

 Registration statement and prospectus
1,159

 Postage, stationery and supplies
2,396

 Directors' compensation
149

 Auditing and legal
132

 Custodian
890

 State and local taxes
172

 Other
13

 Total fees and expenses before reimbursements/waivers
165,004

 Less reimbursement/waiver of fees and expenses:

 Investment advisory services
4,703

 Administrative services
932

 Total fees and expenses after reimbursements/waivers
159,369

 Net investment income
965,151

 Net realized gain and change in unrealized appreciation

 on investments and non-U.S. currency:

 Net realized gain on:

 Investments (including $24,025 net gain from affiliates)
158,285

 Non-U.S. currency transactions
35,200
193,485

 Net change in unrealized appreciation on:

 Investments
(759,742
)

 Non-U.S. currency translations
5,769
(753,973
)

 Net realized gain and change in unrealized appreciation on investments and non-U.S. currency
(560,488
)

 Net increase in net assets resulting from operations
$
404,663

 (1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

 Statements of changes in net assets
(dollars in thousands	)

Year ended December 31

2005
2004

 Operations:

 Net investment income
$
965,151
$
800,046

 Net realized gain on investments and non-U.S. currency transactions
193,485
191,769

 Net change in unrealized (depreciation) appreciation

 on investments and non-U.S. currency translations
(753,973
)
32,889

 Net increase in net assets resulting from operations
404,663
1,024,704

 Dividends paid to shareholders from net investment income
(1,081,144
)
(822,839
)

 Capital share transactions
3,822,696
2,677,089

 Total increase in net assets
3,146,215
2,878,954

 Net assets:

 Beginning of year
19,829,408
16,950,454

 End of year (including undistributed

 net investment income: $13,350 and $24,684, respectively)
$
22,975,623
$
19,829,408

 See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

 Share class
Initial sales charge
Contingent deferred sales charge upon redemption
Conversion feature

 Class A and 529-A
Up to 3.75%
None (except 1% for certain redemptions within one year of purchase without an initial sales charge)
None

 Class B and 529-B
None
Declines from 5% to 0% for redemptions within six years of purchase
Class B and 529-B convert to Class A and 529-A, respectively, after eight years

 Class C
None
1% for redemptions within one year of purchase
Class C converts to Class F after 10 years

 Class 529-C
None
1% for redemptions within one year of purchase
None

 Class 529-E
None
None
None

 Class F and 529-F
None
None
None

 Class R-1, R-2, R-3, R-4 and R-5
None
None
None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net change in unrealized appreciation or depreciation on investments. The realized gain or loss and change in unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the year ended December 31, 2005, there were no non-U.S. taxes recorded based on realized and unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of December 31, 2005, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $23,181,297,000.

During the year ended December 31, 2005, the fund reclassified $104,674,000 from undistributed net realized gains to undistributed net investment income and reclassified $15,000 from undistributed net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

 Undistributed net investment income and non-U.S. currency gains
$28,638

 Short-term and long-term capital loss deferrals
(432,969)

 Gross unrealized appreciation on investment securities
519,237

 Gross unrealized depreciation on investment securities
(374,975)

 Net unrealized appreciation on investment securities
144,262

Short-term capital loss deferrals above include capital loss carryforwards of $183,032,000 and $243,982,000 expiring in 2010 and 2011, respectively. These numbers reflect the utilization of a capital loss carryforward of $87,767,000. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Short-term and long-term capital loss deferrals above include capital losses of $5,955,000 that were realized during the period November 1, 2005, through December 31, 2005. During the year ended December 31, 2005, the fund realized, on a tax basis, a net capital gain of $81,812,000 before the deferral of capital losses of $5,955,000.

Ordinary income distributions paid to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Year ended December 31

 Share class
2005
2004

 Class A
$
867,764
$
683,482

 Class B
61,634
51,745

 Class C
55,743
37,239

 Class F
33,288
17,193

 Class 529-A
11,711
6,705

 Class 529-B
2,278
1,568

 Class 529-C
4,413
2,641

 Class 529-E
618
375

 Class 529-F
295
135

 Class R-1
629
297

 Class R-2
13,142
6,883

 Class R-3
14,060
6,674

 Class R-4
7,048
2,053

 Class R-5
8,521
5,849

 Total
$
1,081,144
$
822,839

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended December 31, 2005, total investment advisory services fees waived by CRMC were $4,703,000. As a result, the fee shown on the accompanying financial statements of $53,137,000, which was equivalent to an annualized rate of 0.247%, was reduced to $48,434,000, or 0.225% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2005, unreimbursed expenses subject to reimbursement totaled $7,865,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

 Share class
Currently approved limits
Plan limits

 Class A
0.25%
0.25%

 Class 529-A
0.25
0.50

 Class B and 529-B
1.00
1.00

 Class C, 529-C and R-1
1.00
1.00

 Class R-2
0.75
1.00

 Class 529-E and R-3
0.50
0.75

 Class F, 529-F and R-4
0.25
0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended December 31, 2005, the total administrative services fees paid by CRMC were $8,000, $923,000 and $1,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the year ended December 31, 2005, were as follows (dollars in thousands):

 Share class
Distribution services
Transfer agent services
Administrative services

 CRMC administrative services
Transfer agent services
Commonwealth of Virginia administrative services

 Class A
$42,166
$20,246
Not applicable
Not applicable
Not applicable

 Class B
13,994
1,562
Not applicable
Not applicable
Not applicable

 Class C
12,684
Included in administrative services
$1,823
$394
Not applicable

 Class F
1,586
708
174
Not applicable

 Class 529-A
411
264
52
$227

 Class 529-B
533
63
30
54

 Class 529-C
1,021
120
46
103

 Class 529-E
64
15
3
13

 Class 529-F
4
6
1
5

 Class R-1
142
20
15
Not applicable

 Class R-2
2,227
446
1,720
Not applicable

 Class R-3
1,454
436
393
Not applicable

 Class R-4
330
201
14
Not applicable

 Class R-5
Not applicable
153
5
Not applicable

 Total
$76,616
$21,808
$4,255
$2,847
$402

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $149,000, shown on the accompanying financial statements, includes $109,000 in current fees (either paid in cash or deferred) and a net increase of $40,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

 Share class
Sales(1)
Reinvestments of dividends
Repurchases(1)
Net increase

Amount
Shares
Amount
Shares
Amount
Shares
Amount
Shares

 Year ended December 31, 2005

 Class A
$
4,739,784
353,095
$
753,982
56,328
$
(3,046,419
)
(227,453
)
$
2,447,347
181,970

 Class B
210,741
15,691
51,049
3,814
(196,388
)
(14,642
)
65,402
4,863

 Class C
539,360
40,179
46,353
3,465
(239,621
)
(17,876
)
346,092
25,768

 Class F
439,809
32,789
26,293
1,966
(129,966
)
(9,713
)
336,136
25,042

 Class 529-A
99,048
7,386
11,692
874
(17,655
)
(1,317
)
93,085
6,943

 Class 529-B
11,021
821
2,274
170
(3,178
)
(237
)
10,117
754

 Class 529-C
43,687
3,257
4,404
330
(10,279
)
(767
)
37,812
2,820

 Class 529-E
5,516
411
616
46
(1,102
)
(82
)
5,030
375

 Class 529-F
3,351
250
295
22
(383
)
(28
)
3,263
244

 Class R-1
10,761
802
627
46
(3,762
)
(281
)
7,626
567

 Class R-2
185,712
13,833
13,048
976
(75,678
)
(5,646
)
123,082
9,163

 Class R-3
211,778
15,775
14,002
1,047
(68,049
)
(5,080
)
157,731
11,742

 Class R-4
130,864
9,741
7,037
526
(29,203
)
(2,180
)
108,698
8,087

 Class R-5
121,222
9,076
5,937
444
(45,884
)
(3,422
)
81,275
6,098

 Total net increase

 (decrease)
$
6,752,654
503,106
$
937,609
70,054
$
(3,867,567
)
(288,724
)
$
3,822,696
284,436

 Year ended December 31, 2004

 Class A
$
4,113,288
304,709
$
585,100
43,375
$
(3,028,423
)
(224,803
)
$
1,669,965
123,281

 Class B
290,080
21,493
42,293
3,135
(226,378
)
(16,819
)
105,995
7,809

 Class C
452,065
33,472
30,241
2,242
(218,016
)
(16,201
)
264,290
19,513

 Class F
276,299
20,471
13,677
1,014
(100,016
)
(7,438
)
189,960
14,047

 Class 529-A
81,558
6,041
6,689
496
(12,466
)
(925
)
75,781
5,612

 Class 529-B
15,159
1,123
1,564
116
(3,056
)
(228
)
13,667
1,011

 Class 529-C
34,537
2,558
2,635
195
(8,033
)
(597
)
29,139
2,156

 Class 529-E
3,881
287
374
28
(721
)
(54
)
3,534
261

 Class 529-F
2,019
150
135
10
(119
)
(9
)
2,035
151

 Class R-1
7,762
575
295
22
(2,382
)
(176
)
5,675
421

 Class R-2
163,885
12,152
6,838
507
(46,485
)
(3,445
)
124,238
9,214

 Class R-3
149,741
11,099
6,643
493
(41,099
)
(3,048
)
115,285
8,544

 Class R-4
70,820
5,252
2,044
151
(15,251
)
(1,131
)
57,613
4,272

 Class R-5
39,652
2,956
3,979
295
(23,719
)
(1,764
)
19,912
1,487

 Total net increase

 (decrease)
$
5,700,746
422,338
$
702,507
52,079
$
(3,726,164
)
(276,638
)
$
2,677,089
197,779

6. Forward currency contracts

As of December 31, 2005, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (dollars in thousands):

Contract amount
U.S. valuations at December 31, 2005

Unrealized

 Non-U.S. currency contracts
Non-U.S.
U.S.
Amount
appreciation

 Sales:

 Euros

 expiring 1/5 to 5/10/2006
€294,054
$
349,902
$
348,483
$
1,419

 Japanese yen

 expiring 1/23 to 3/27/2006
¥20,931,712
179,834
178,626
1,208

 Swedish kronor

 expiring 1/23/2006
SKr403,644
51,564
50,857
707

 British pounds

 expiring 2/23/2006
£29,507
50,642
50,712
(70
)

 Danish kroner

 expiring 3/9/2006
DKr249,912
39,511
39,774
(263
)

 Forward currency contracts - net
$
671,453
$
668,452
$
3,001

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $13,512,747,000 and $10,120,696,000, respectively, during the year ended December 31, 2005.

 Financial highlights
(1)

Income from investment operations(2)

Net asset value, beginning of period
Net investment income
Net (losses) gains on securities (both realized and unrealized
)
Total from investment operations
Dividends (from net investment income
)
Net asset value, end of period
Total return(3
)
Net assets, end of period (in millions
)
Ratio of expenses to average net assets before reimbursements / waivers
Ratio of expenses to average net assets after reimbursements / waivers
(4
)
Ratio of net income to average net assets

 Class A:

 Year ended 12/31/2005
$
13.65
$
.62
$
(.36
)
$
.26
$
(.69
)
$
13.22
1.94
%
$
17,738
.65
%
.62
%
4.60
%

 Year ended 12/31/2004
13.51
.61
.16
.77
(.63
)
13.65
5.85
15,822
.65
.65
4.54

 Year ended 12/31/2003
12.70
.68
.84
1.52
(.71
)
13.51
12.22
13,991
.67
.67
5.15

 Year ended 12/31/2002
12.79
.82
(.08
)
.74
(.83
)
12.70
6.11
12,600
.71
.71
6.59

 Year ended 12/31/2001
12.79
.93
(.03
)
.90
(.90
)
12.79
7.15
11,223
.71
.71
7.17

 Class B:

 Year ended 12/31/2005
13.65
.52
(.36
)
.16
(.59
)
13.22
1.19
1,415
1.38
1.36
3.87

 Year ended 12/31/2004
13.51
.51
.16
.67
(.53
)
13.65
5.07
1,394
1.39
1.38
3.80

 Year ended 12/31/2003
12.70
.58
.84
1.42
(.61
)
13.51
11.38
1,274
1.41
1.41
4.37

 Year ended 12/31/2002
12.79
.72
(.08
)
.64
(.73
)
12.70
5.28
939
1.47
1.47
5.77

 Year ended 12/31/2001
12.79
.83
(.03
)
.80
(.80
)
12.79
6.37
471
1.45
1.45
6.30

 Class C:

 Year ended 12/31/2005
13.65
.51
(.36
)
.15
(.58
)
13.22
1.12
1,429
1.44
1.42
3.81

 Year ended 12/31/2004
13.51
.50
.16
.66
(.52
)
13.65
4.99
1,123
1.46
1.45
3.71

 Year ended 12/31/2003
12.70
.57
.84
1.41
(.60
)
13.51
11.29
848
1.49
1.49
4.26

 Year ended 12/31/2002
12.79
.71
(.08
)
.63
(.72
)
12.70
5.20
554
1.55
1.55
5.66

 Period from 3/15/2001 to 12/31/2001
13.05
.63
(.27
)
.36
(.62
)
12.79
2.83
188
1.57
(5
)
1.57
(5
)
6.25
(5
)

 Class F:

 Year ended 12/31/2005
13.65
.62
(.36
)
.26
(.69
)
13.22
1.92
803
.65
.63
4.60

 Year ended 12/31/2004
13.51
.60
.16
.76
(.62
)
13.65
5.80
487
.70
.69
4.46

 Year ended 12/31/2003
12.70
.67
.84
1.51
(.70
)
13.51
12.15
292
.72
.72
5.02

 Year ended 12/31/2002
12.79
.81
(.08
)
.73
(.82
)
12.70
6.04
180
.77
.77
6.44

 Period from 3/15/2001 to 12/31/2001
13.05
.70
(.27
)
.43
(.69
)
12.79
3.35
76
.79
(5
)
.79
(5
)
7.03
(5
)

 Class 529-A:

 Year ended 12/31/2005
13.65
.61
(.36
)
.25
(.68
)
13.22
1.88
273
.69
.67
4.57

 Year ended 12/31/2004
13.51
.60
.16
.76
(.62
)
13.65
5.80
187
.70
.70
4.48

 Year ended 12/31/2003
12.70
.67
.84
1.51
(.70
)
13.51
12.21
110
.68
.68
5.05

 Period from 2/15/2002 to 12/31/2002
12.76
.69
(.04
)
.65
(.71
)
12.70
5.33
50
.75
(5
)
.75
(5
)
6.46
(5
)

 Class 529-B:

 Year ended 12/31/2005
13.65
.50
(.36
)
.14
(.57
)
13.22
1.02
58
1.54
1.52
3.71

 Year ended 12/31/2004
13.51
.48
.16
.64
(.50
)
13.65
4.86
49
1.59
1.58
3.60

 Year ended 12/31/2003
12.70
.55
.84
1.39
(.58
)
13.51
11.18
35
1.61
1.61
4.13

 Period from 2/15/2002 to 12/31/2002
12.76
.60
(.04
)
.56
(.62
)
12.70
4.55
17
1.64
(5
)
1.64
(5
)
5.57
(5
)

 Class 529-C:

 Year ended 12/31/2005
13.65
.50
(.36
)
.14
(.57
)
13.22
1.03
121
1.53
1.51
3.74

 Year ended 12/31/2004
13.51
.48
.16
.64
(.50
)
13.65
4.88
86
1.57
1.57
3.61

 Year ended 12/31/2003
12.70
.55
.84
1.39
(.58
)
13.51
11.19
56
1.59
1.59
4.15

 Period from 2/19/2002 to 12/31/2002
12.73
.60
(.02
)
.58
(.61
)
12.70
4.75
28
1.63
(5
)
1.63
(5
)
5.58
(5
)

 Class 529-E:

 Year ended 12/31/2005
13.65
.57
(.36
)
.21
(.64
)
13.22
1.56
15
1.01
.99
4.25

 Year ended 12/31/2004
13.51
.55
.16
.71
(.57
)
13.65
5.43
11
1.05
1.05
4.13

 Year ended 12/31/2003
12.70
.62
.84
1.46
(.65
)
13.51
11.77
7
1.06
1.06
4.68

 Period from 3/7/2002 to 12/31/2002
12.70
.61
.02
.63
(.63
)
12.70
5.14
3
1.13
(5
)
1.13
(5
)
6.06
(5
)

 Class 529-F:

 Year ended 12/31/2005
13.65
.62
(.36
)
.26
(.69
)
13.22
1.98
7
.58
.56
4.69

 Year ended 12/31/2004
13.51
.59
.16
.75
(.61
)
13.65
5.69
4
.80
.80
4.36

 Year ended 12/31/2003
12.70
.64
.84
1.48
(.67
)
13.51
11.96
2
.82
.82
4.72

 Period from 9/26/2002 to 12/31/2002
12.31
.19
.40
.59
(.20
)
12.70
4.81
-
(6
)
.30
.30
1.51

 Class R-1:

 Year ended 12/31/2005
$
13.65
$
.51
$
(.36
)
$
.15
$
(.58
)
$
13.22
1.11
%
$
18
1.51
%
1.43
%
3.82
%

 Year ended 12/31/2004
13.51
.50
.16
.66
(.52
)
13.65
4.98
11
1.55
1.47
3.70

 Year ended 12/31/2003
12.70
.57
.84
1.41
(.60
)
13.51
11.29
5
1.65
1.49
4.13

 Period from 6/11/2002 to 12/31/2002
12.65
.38
.06
.44
(.39
)
12.70
3.59
1
2.53
(5
)
1.52
(5
)
5.55
(5
)

 Class R-2:

 Year ended 12/31/2005
13.65
.51
(.36
)
.15
(.58
)
13.22
1.14
352
1.74
1.41
3.84

 Year ended 12/31/2004
13.51
.50
.16
.66
(.52
)
13.65
5.02
238
1.85
1.43
3.73

 Year ended 12/31/2003
12.70
.57
.84
1.41
(.60
)
13.51
11.33
111
1.94
1.46
4.20

 Period from 5/31/2002 to 12/31/2002
12.72
.40
(.01
)
.39
(.41
)
12.70
3.23
21
1.67
(5
)
1.48
(5
)
5.56
(5
)

 Class R-3:

 Year ended 12/31/2005
13.65
.56
(.36
)
.20
(.63
)
13.22
1.53
361
1.05
1.02
4.23

 Year ended 12/31/2004
13.51
.55
.16
.71
(.57
)
13.65
5.42
213
1.06
1.05
4.12

 Year ended 12/31/2003
12.70
.62
.84
1.46
(.65
)
13.51
11.76
95
1.12
1.07
4.59

 Period from 6/4/2002 to 12/31/2002
12.73
.42
(.02
)
.40
(.43
)
12.70
3.31
18
1.20
(5
)
1.10
(5
)
5.95
(5
)

 Class R-4:

 Year ended 12/31/2005
13.65
.61
(.36
)
.25
(.68
)
13.22
1.91
182
.67
.65
4.61

 Year ended 12/31/2004
13.51
.60
.16
.76
(.62
)
13.65
5.81
77
.68
.68
4.48

 Year ended 12/31/2003
12.70
.67
.84
1.51
(.70
)
13.51
12.15
18
.72
.72
5.05

 Period from 5/20/2002 to 12/31/2002
12.67
.47
.04
.51
(.48
)
12.70
4.21
11
.77
(5
)
.74
(5
)
6.20
(5
)

 Class R-5:

 Year ended 12/31/2005
13.65
.66
(.36
)
.30
(.73
)
13.22
2.21
204
.37
.35
4.91

 Year ended 12/31/2004
13.51
.65
.16
.81
(.67
)
13.65
6.14
127
.37
.37
4.81

 Year ended 12/31/2003
12.70
.71
.84
1.55
(.74
)
13.51
12.52
106
.40
.40
5.39

 Period from 5/15/2002 to 12/31/2002
12.66
.52
.05
.57
(.53
)
12.70
4.66
78
.42
(5
)
.42
(5
)
6.75
(5
)

Year ended December 31

2005
2004
2003
2002
2001

 Portfolio turnover rate for all classes of shares
50
%
45
%
60
%
50
%
64
%

 (1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

 (2) Based on average shares outstanding.

 (3) Total returns exclude all sales charges, including contingent deferred sales charges.

 (4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,

 CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

 (5) Annualized.

 (6) Amount less than $1 million.

 See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Bond Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc. (the “Fund”), including the investment portfolio, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
February 14, 2006
Costa Mesa, California

Tax information         unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund’s fiscal year ended December 31, 2005.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $9,381,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $8,870,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $90,381,000 as interest derived on direct U.S. government obligations.

Individual shareholders should refer to their Form 1099-DIV or other tax information, which was mailed in January 2006, to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their tax advisers.